UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Annual Report

For the Year Ended March 31, 2022

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Year Ended March 31, 2022

Report of Independent Registered Public Accounting Firm	1
Management’s Discussion of Fund Performance	2-5
Consolidated Schedule of Investments	6-28
Consolidated Statement of Assets and Liabilities	29
Consolidated Statement of Operations	30
Consolidated Statements of Changes in Net Assets	31
Consolidated Statement of Cash Flows	32
Consolidated Financial Highlights	33-34
Notes to Consolidated Financial Statements	35-50
Fund Expenses	51
Fund Management	52-53
Other Information	54-58

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Report of Independent Registered Public Accounting Firm
For the Year Ended March 31, 2022

To the Board of Managers and Members of
Partners Group Private Equity (Master Fund), LLC

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Partners Group Private Equity (Master Fund), LLC and its subsidiaries (the “Fund”) as of March 31, 2022, the related consolidated statements of operations and cash flows for the year ended March 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the consolidated financial highlights for each of the five years in the period ended March 31, 2022 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, portfolio company investees, private equity funds or agent banks; when replies were not received from the custodian, portfolio company investees, private equity funds or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Dallas, Texas
May 31, 2022

We have served as the auditor of one or more investment companies in the Partners Group investment company group since 2010.

Partners Group Private Equity (Master Fund), LLC

Management’s Discussion of Fund Performance (Unaudited)
March 31, 2022

Dear Members1,

Partners Group is pleased to present the Partners Group Private Equity (Master Fund), LLC (the “Fund”) annual report for the fiscal year ended March 31, 2022. The Fund (Class I)2 produced a 18.95% total return for the fiscal year and finished the year with $12.07 billion of net assets. The Fund intends to declare dividends each year equal to all or substantially all of its taxable income. As such, in December 2021 the Fund distributed $0.4785 per share to investors, entirely composed of long-term capital gains.

Management commentary

During the fiscal year, while the recovery has been strong, challenging economic conditions have persisted or arisen, including COVID-19, inflationary pressures, Russia’s invasion of Ukraine in February, and resulting international tensions in Europe and beyond.

In 2021, the financial markets continued to rebound from the COVID-19 pandemic. Outside of hospitality and leisure – sectors to which the Fund has very limited exposure – companies under private equity ownership demonstrated great resilience during the volatile market conditions. This was particularly the case for sectors benefiting from transformative trends, such as digitization, that have been amplified by COVID-19. As a result, company valuations and competition for investments in these sectors increased. In this favorable but competitive environment, the Fund (Class I) posted its strongest calendar-year net investment total return since inception for the calendar year 2021 (+25.2% in Class I).

In the first quarter of 2022, economic and political risks have emerged that are making the near-term outlook challenging. The post-pandemic growth momentum appears to be fading. Inflation surged to multi-decade highs in the US and many other advanced countries. Russia’s invasion of Ukraine has created ongoing energy insecurity and supply disruptions, further exacerbating inflationary pressures. China’s zero-Covid policy is depressing its economic activity. Accentuating these economic headwinds, capital markets have priced in sizeable expected interest rate increases by the Federal Reserve and other central banks during 2022 and 2023. As a result, equity and fixed income markets have come under pressure during the last quarter of the fiscal year.

Partners Group Private Equity (Master Fund), LLC

Management’s Discussion of Fund Performance (Unaudited)
March 31, 2022 (continued)

Although no single investment benchmark exists that is closely comparable to the Fund, the Fund outperformed the MCSI World TR index by 8.9% in the fiscal year ended March 31, 2022 (see below).

Performance of a $1,000,000 investment from March 31, 2012 through March 31, 2022
3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
-
3/31/2012
3/31/2013
3/31/2014
3/31/2015
3/31/2016
3/31/2017
3/31/2018
3/31/2019
3/31/2020
3/31/2021
3/31/2022
PGPE Class I NAV Based Total Return
MSCI World Total Return

	Annualized Total Return as of March 31, 2022[2]
	1 Year	5 Year	10 Year
PGPE Class I NAV Based TR	19.0%	14.1%	12.8%
PGPE Class A NAV Based TR	18.1%	13.3%	n.a.[3]
PGPE Class A NAV Based TR with Sales Load[5]	14.0%	12.5%	n.a.[3]
MSCI World TR4	10.1%	12.4%	10.9%

Portfolio positioning

The Fund employs a three-pronged “top-down” investment strategy along with a “bottom-up” investment process. First, capital market assumptions are used to guide the long-term strategic asset allocation. Second, the relative attractiveness of available investments determines our tactical asset allocation in the near term. As has been the case since the Fund’s inception, our relative value views may vary across asset class, investment type, geography, or position in the capital structure. Third, thematic sourcing identifies specific opportunities that we expect to benefit from transformative trends, leading to sustainable, above-average growth. We believe that the flexibility afforded by the Fund’s ability to make Direct Investments and primary and secondary Private Equity Fund Investments in a variety of markets, regions and sectors, will continue to help the Fund achieve its investment objectives.

Partners Group Private Equity (Master Fund), LLC

Management’s Discussion of Fund Performance (Unaudited)
March 31, 2022 (continued)

Private equity

The Fund’s largest investment allocation during the fiscal year remained Private Equity Investments. Although all segments of the Fund’s portfolio contributed to the positive performance, the most significant contributor was Private Equity Investments

Within Private Equity Investments, Direct Equity remained the largest exposure followed by Primary and Secondary Fund Investments. The main driver of the Fund’s performance in the fiscal year was the sizeable returns from exiting Direct Equity investments in a period of heightened transaction activity. This activity also yielded strong returns for Primary Private Equity Fund Investments. Careful selection of themes, combined with our hands-on work with the Fund’s portfolio companies, has guided the portfolio during the pandemic, resulting in a significant EBITDA growth in 2021.

From a sector perspective, the Fund maintained its overweight in healthcare and technology. Infrastructure investments also were made within the Private Equity Investment portfolio, with a similar focus on direct investments in growth areas such as digital infrastructure and energy transition.

Direct debt

Given the decline in the expected returns on Direct Debt that were observed during 2021, the Fund decreased its allocation to this segment. The Fund also reallocated the remaining portion of Direct Debt into subsegments with a higher return, which helped increase the portfolio return for the fiscal year. However, as benchmark rates are rising and market volatility is increasing, the Direct Debt allocation may increase in 2022.

Other investments

The Fund continues to make small allocations to other, typically more liquid, investments such as common stocks (primarily listed private equity), and, to a much lesser extent, asset-backed securities. Within the listed private equity portfolio, alternative investments managers were the best performers in 2021, as they benefitted from continued strong fundraising and the attractive exit environment.

Looking ahead

Over the near term, we expect the Federal Reserve to increase the Fed Funds rate to 2-3% and to reduce the size of its balance sheet (“quantitative tightening”). In our view, these measures should suffice to prevent a severe uptick in inflation expectations. We believe that as rates increase, capital markets volatility will remain and valuations will come under pressure.

The core of our investment strategy remains unchanged: we adopt a thematic approach to identify areas of above-average growth and we focus on fundamental operational strength, resilience, and value-creation opportunities in segments of the economy that we believe benefit from transformative trends.

If inflation remains elevated, corporate margins may be tested. We believe that pricing power will be key to maintaining profitability in an inflationary environment. Real assets, such as private infrastructure investments, could also provide protection as many of these investments are supported by revenue streams that increase with inflation. Across all asset classes, we intend to take advantage of market dislocations that yield investment opportunities that exhibit discounts and lower entry valuations, including accelerating add-on acquisition strategies for certain current investments.

Partners Group Private Equity (Master Fund), LLC

Management’s Discussion of Fund Performance (Unaudited)
March 31, 2022 (continued)

In an uncertain market environment, we maintain the conviction that our thematic investing approach and fundamental underwriting discipline mitigates downside risks. We also are prepared to capitalize on market dislocations that could bring opportunities with greater return potential.

We appreciate the trust and confidence you have demonstrated in Partners Group by your investment in the Fund. Thank you for your continued support. If you have any additional questions or comments, we invite you to contact your Partners Group representative directly or email the team at DLPGPEOperations@partnersgroup.com.

Sincerely,

Partners Group (USA) Inc.

Note: Data as of March 31, 2022.

1.	Terms used but not defined in this letter have the meanings set forth in the Notes to the Fund’s Financial Statements for the fiscal year ended March 31, 2022 hereinafter appearing.

2.

Past performance is not indicative of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the sale of Fund shares. All figures are net of all fees including advisory and incentive fees and fund expenses. Performance reflects expense reimbursements and/or fees waived by the adviser, without which performance would be lower. There is no assurance that similar results will be achieved in the future. Certain statements in this commentary are forward-looking statements. The forward-looking statements and other views expressed herein are those of Fund management as of the date of this letter. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and there is no guarantee that any predictions will come to pass. The views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein. There can be no assurance that the Fund will achieve its investment objectives.

3.	The inception date of Class A is December 31, 2016.

4.

The MSCI World Index captures large and mid cap representation across 23 Developed Markets (DM) countries. With 1,539 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. The MSCI World Index was launched on Mar 31, 1986. Data prior to the launch date is back-tested data (i.e. calculations of how the index might have performed over that time period had the index existed). There are frequently material differences between back-tested performance and actual results. Past performance — whether actual or back-tested — is no indication or guarantee of future performance. The index is unmanaged and does not include fees. Investors may not invest in the index directly. The index does not serve as a benchmark for the Fund and the index performance is presented for illustrative purposes only.

5.	Assumes Maximum Placement Fee for Class A of 3.50%.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (1.54%) North America (0.85%)	Industry	Acquisition Date	Shares	Fair Value
American Tower Corp.	Communication	05/29/20	21,933	$5,515,053
American Water Works Co., Inc.	Utilities	02/16/16	47,317	7,832,383
Ares Capital Corp.	Diversified Financial Services	02/16/16	229,577	5,743,402
Ares Management Corp.	Diversified Financial Services	06/28/19	43,580	3,540,003
Atmos Energy Corp.	Utilities	02/16/16	77,187	10,198,164
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	45,845	5,818,647
Brookfield Business Partners LP	Diversified Financial Services	12/16/21	52,964	1,798,828
Canadian National Railway Co.	Transportation	05/14/19	58,386	7,827,551
CMS Energy Corp.	Utilities	11/01/19	68,163	5,682,442
Crown Castle International Corp.	Communication	02/16/16	31,741	5,860,341
Enbridge, Inc.	Utilities	02/16/16	55,486	2,556,588
Equinix Inc	Diversified Financial Services	07/31/20	5,388	3,995,902
Fifth Street Finance Corp	Diversified Financial Services	04/07/21	356,943	2,630,670
Fortis Inc.	Utilities	12/18/17	99,204	4,908,510
Golub Capital BDC Inc	Diversified Financial Services	02/24/22	142,000	2,158,400
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	2,840,150
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	4,181,878
Onex Corporation	Diversified Financial Services	02/16/16	17,576	1,174,017
Republic Services Inc.	Commercial & Professional Services	08/28/17	46,358	6,142,435
Roblox Corp.	Software	03/29/21	22,445	1,037,857
TC Energy Corp.	Utilities	11/01/19	45,416	2,563,481
Union Pacific Corp.	Transportation	06/29/16	17,379	4,748,117
Waste Management Inc	Utilities	07/02/20	26,716	4,235,555
Total North America (0.85%)				102,990,374

Western Europe (0.69%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	3,202,417
Aena SA	Transportation	12/21/18	41,641	6,990,618
Apax Global Alpha Ltd	Diversified Financial Services	01/19/21	485,904	1,311,069
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,696,279	5,376,946
Bridgepoint Group Ltd	Financial Services	07/22/21	209,449	967,624
Cellnex Telecom SA	Communication	05/15/19	179,250	8,713,674
EQT AB	Diversified Financial Services	04/06/20	40,418	1,607,209
Gimv N.V.	Diversified Financial Services	02/12/16	31,933	1,935,520
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,444,710
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,230,977	7,056,015
HICL Infrastructure Co Ltd	Diversified Financial Services	03/30/16	1,733,870	4,062,168
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,785,853
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	2,313,717
Investment AB Kinnevik	Diversified Financial Services	04/06/20	145,117	3,072,629
Investor AB	Diversified Financial Services	08/28/17	160,160	3,541,897
Italgas SpA	Utilities	05/29/20	239,023	1,555,095

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Common Stocks (continued) Western Europe (continued)	Industry	Acquisition Date	Shares	Fair Value
National Grid PLC	Utilities	02/12/16	378,176	$5,834,680
NB Private Equity Partners Ltd	Diversified Financial Services	11/06/19	137,871	3,003,256
Orsted AS	Utilities	06/15/21	8,156	1,037,989
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	480,330	1,988,299
Spotify Technology SA	Software	03/01/21	2,727	137,150
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	774,420	6,705,826
Vinci SA	Transportation	02/12/16	95,375	8,859,539
Wendel SA	Diversified Financial Services	02/12/16	5,438	560,030
Total Western Europe (0.69%)				83,063,930

Total Common Stocks (Cost $138,564,191)(1.54%)				$186,054,304

Asset-Backed Securities (0.51%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
North America (0.20%)
ARES LI CLO Ltd. ***, +	6.85% + L^^	07/26/21	07/15/34	Series 2019-51A, Class ER	$500,000	$504,782
CIFC Funding 2021-VI Ltd. ***, +	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,511,169
Dryden 95 CLO Ltd ***, +	6.15% + L^^	08/02/21	08/20/34	Series 2021-95A, Class E	1,500,000	1,456,496
Magnetite CLO Ltd ***, +	6.20% + L^^	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,628,051
Magnetite XXIV Ltd ***, +	3.05% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class DR	2,600,000	2,621,626
Magnetite XXIV Ltd ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,009,972
Magnetite XXVI Ltd ***, +	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	972,257
Neuberger Berman CLO XXI Ltd ***, +	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	505,405
Neuberger Berman CLO XXI Ltd ***, +	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	990,540
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.25% + L^^	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	1,001,219
Ocean Trails CLO IX ***, +	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A, Class ER	3,507,264	3,416,847
Southwick Park CLO LLC ***, +	6.25% + L^^	11/16/21	07/20/32	Series 2019-4A, Class ER	1,800,000	1,760,770
Symphony CLO XXV Ltd. ***, +	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	1,009,196
Symphony CLO XXV Ltd. ***, +	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	500,000	500,928
Tallman Park CLO Ltd ***, +	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	1,496,971
Wellman Park CLO Ltd ***, +	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	987,573
Total North America (0.20%)						24,373,802

Western Europe (0.31%)
Aurium CLO IX DAC ***, +, f	6.70% + E##	02/23/22	10/28/34	Series 9A, Class E	1,750,000	1,907,328
Aurium CLO V Designated Activity Co. ***, +	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	1,089,648
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,611,865
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,610,934
Avoca CLO XXV DAC ***, +	6.14% + E##	10/20/21	10/15/34	Series 25A, Class E	1,600,000	1,706,502
Avoca CLO XXVI DAC ***, +, f	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	822,848
Avoca CLO XXVI DAC ***, +, f	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,277,320
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,655,538
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	1,088,819
Boyce Park CLO Ltd ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,625,127
Boyce Park CLO Ltd ***, +	3.10% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class D	2,500,000	2,518,051
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	333,000	349,444

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Asset-Backed Securities (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
Western Europe (0.31%) (continued)
Carlyle Euro CLO 2021-2 DAC ***, +	6.25% + E##	09/27/21	10/15/35	Series 2021-2A, Class D	$3,000,000	$3,257,093
Carlyle Global Market Strategies 2015-1 Ltd ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,591,779
Carlyle Global Market Strategies 2015-1 Ltd ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,553,110
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	528,349
Elm Park CLO ***, +	6.16% + E##	03/26/21	04/15/34	Series 1A, Class DRR	666,000	697,269
Elm Park CLO ***, +	3.50% + E##	03/26/21	04/15/34	Series 1A, Class CRR	1,000,000	1,086,001
Madison Park EUR Funding XVI DAC ***, +	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,406,000	1,483,599
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,264,331
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	834,109
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	791,043
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	407,613
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	687,210
Palmer Square European Loan Funding 2022-1 DAC ***, +, f	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,618,171
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	706,944
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	527,332
Voya Euro CLO V DAC ***, +	5.81% + E##	08/06/21	04/15/35	Series 5A, Class E	417,000	446,098
Total Western Europe (0.31%)						36,743,475

Total Asset-Backed Securities (Cost $62,959,837)(0.51%)						$61,117,277

Private Equity Investments (87.97%) Direct Investments * (63.73%) Direct Equity (55.61%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.95%)
AAVAS Financiers Limited +, a, e	Common equity	06/23/16	3,891,752	$119,014,356
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	24,805,494
Continuity CNC Capital Ltd. +, a, c	Member interest	03/03/18	—	15,370,746
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,112	25,879,572
Huntress Co-Investment L.P., 1 +, a, b, c, e	Limited partnership interest	04/08/16	—	50,389,883
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	19,620,041
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	6,242,248
Murra Warra Asset Hold Trust +, a, b, e	Common equity	09/10/18	13,186,543	21,951,762
Murra Warra II Asset Hold Trust +, a, b, e	Common equity	07/30/20	5,402,025	14,636,008
Murra Warra II Project Hold Trust +, a, b, e	Common equity	07/30/20	10	3,659,002
Murra Warra Project Hold Trust +, a, b, e	Common equity	09/10/18	429,366	5,487,942
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	1,787,445	1,739,362
PG Esmeralda Pte. Ltd. +, a, b	Common equity	03/03/21	5,433,284	7,000,686
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	488,996	63,006,224
Touchstone Co-Investment, L.P. +, a, c, e	Limited partnership interest	12/30/16	—	3,208,253
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	23,887,194
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	6,682,671	312,293,782
Total Asia - Pacific (5.95%)				718,192,555

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (26.76%)
Alliant Insurance Services, Inc. +, a, c	Limited partnership interest	12/01/21	—	$24,094,821
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	11,875,394
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	70,852,845
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	54,262,266
BI Gen Holdings, Inc. +, a	Common equity	05/09/18	14,561	309,582
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	1
Burger Bossco Holdings, Inc. +, a	Common equity	12/31/20	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	4,304,708
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	36,156,953
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	10,521
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	105,132,373
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	166,765,078
Confluent Health, LLC +, a, b, e	Common equity	05/30/19	27,246	69,586,969
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	3,353,810
Cure Holdings, LLC +, a	Common equity	05/13/21	241,557	6,322,360
DIF VI Co-Invest Project 2C C.V. +, a, c	Limited partnership interest	03/15/22	—	43,783,284
ECP Parent, LLC +, a, b	Common equity	02/18/20	105,520,023	166,994,406
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	14,978,915
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	58,429,298
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	115,009,391
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	111,595,444
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	136,823,345
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	20,684,142
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	14,134,627
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	195,008
Icebox Holdco I Inc +, a, c	Member interest	12/22/21	—	62,801,819
Icebox Parent LP +, a, b, c	Limited partnership interest	12/22/21	—	127,590,920
Idera Parent LP +, a, b, c, e	Limited partnership interest	03/02/21	—	248,243,835
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	305,405
KKR Cavalry Co-Invest Blocker Parent LP +, a, c	Limited partnership interest	03/24/22	—	47,583,000
KKR Enterprise Co-Invest AIV A L.P. +, a, c, e	Limited partnership interest	07/31/20	—	1,331,239
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPSKY Holdings L.P. +, a, b, e	Common equity	10/19/21	61,566	64,375,872
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	76,123
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	47,889,856
Matterhorn Topco, L.P. +, a	Common equity	05/19/21	88,040	9,098,511
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	342	421,846
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	33,900	229,133
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	50,333,181
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	25,795,781
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	63,702,253
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,802,940
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,581,366
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	37,604,433
OMNIA Coinvest LP +, a, c, e	Limited partnership interest	10/23/20	—	20,672,953
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	174,527,006
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	65,989,530
Orion Opportunity LP +, a, c, e	Limited partnership interest	09/01/21	—	40,557,973
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	47,338,975

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (26.76%) (continued)
PG BRPC Investment, LLC +, a, b, e	Common equity	08/01/19	32,079	$74,128,478
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	19,537	22,911,377
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	9,862,109
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	12,115,451
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1,425,459
Shingle Coinvest LP +, a, c, e	Limited partnership interest	05/29/18	—	175,981,497
SIH RP HoldCo LP +, a, e	Common equity	09/10/19	5,995,126	75,933,123
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	64,833
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	35,526,965
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	19,278,762
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	51,189,709
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	109,536,317
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	38,883,353
T-VIII Mercury Co-Invest LP +, a, c, e	Limited partnership interest	07/29/21	—	5,096,744
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	72,743,417
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	5,952,352
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,546,000
VEPF VII Co-Invest 2-A, LP +, a, c, e	Limited partnership interest	04/06/21	—	79,587,138
WHCG Purchaser, LP +, a, b, c	Limited partnership interest	06/22/21	—	55,125,583
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,666,331
Total North America (26.76%)				3,230,537,827

Rest of World (1.57%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	5,068,938
Zabka Polska SA +, a, e	Preferred equity	09/25/19	120,777,003	3,089,395
Zabka Polska SA +, a, e	Common equity	09/25/19	2,551,723	181,159,128
Total Rest of World (1.57%)				189,317,461

South America (0.08%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	9,372,894
Total South America (0.08%)				9,372,894

Western Europe (21.25%)
Ark EquityCo SAS +, a, c	Limited partnership interest	02/21/22	—	11,781,831
Aston Lux Acquisitions S.à.r.l +, a, c	Limited partnership interest	11/28/19	—	4,224,534
Aston Lux Acquisitions S.à.r.l +, a	Common equity	01/11/21	218,625	289,434
Bock Capital JVCo Nature S.à r.l. +, a, b	Common equity	07/01/21	12,590,000,000	191,870,309
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	136,533,605
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	47,048,544
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	139,878,728
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	81,462,311
Ceramtec Co-Investment (1) LP +, a, c	Limited partnership interest	02/20/18	—	46,633,783
Ciddan S.a.r.l. +, a, e	Common equity	09/15/17	12,263,242	74,862,341
Ciddan S.a.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	28,716,975
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	112,788,690
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	188,034,099
Fides S.p.A +, a	Common equity	12/15/16	78,505	954,391
Frontmatec Holding III ApS +, a, e	Common equity	09/23/16	248,257,489	34,401,571
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	534,410
Global Blue Holding LP +, a, c	Limited partnership interest	07/31/12	—	9,155,681

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (21.25%) (continued)
Green DC LuxCo Sarl +, a, b, c	Member interest	01/20/22	—	$8,703,000
Green DC LuxCo Sarl +, a, b	Common equity	01/20/22	19,595,288	52,429,640
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	2,845,573
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	131,776,138
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,481	63,412,407
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	57,468,459
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	29,235,446
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	19,969,973
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	22,025,112
Luxembourg Investment Company 293 S.à.r.l. +, a, b	Common equity	06/26/19	9,789,622	39,893,921
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	5,827,909
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	50,990,418
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,111,360	28,997,713
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	63,883,495
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	50,548,848	14,559,596
Mauritius (Luxemburg) Investments Sarl +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	52,163,274
Montagu LuxCo +, a	Common equity	02/22/22	45,000	50,046,514
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	34,473,058
Orbiter Investments S.à r.l. +, a	Common equity	12/17/21	5,977,270	98,643,897
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	486,972	1,530,504
PG Investment Company 1 S.à r.l. +, a, b	Preferred equity	10/28/21	19,595,288	93,684,220
PG Investment Company 1 S.à r.l. +, a, b	Common equity	10/28/21	12,822,040	6,609,302
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,824,104
PG TLP S.à r.l. +, a, b, c	Member interest	04/14/21	—	17,015,672
PG TLP S.à r.l. +, a, b	Common equity	04/14/21	6,377,426	85,477,339
PG Wave Limited +, a, b	Common equity	02/03/22	53,215,581	70,043,185
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	1,103	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	111,972,609
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	1,404,751
Polyusus Lux XVI S.a.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	86,652
Polyusus Lux XVI S.a.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	10,885,051
Polyusus Lux XXIII S.a.r.l +, a, e	Preferred equity	08/19/21	11,772,986	272,959
Polyusus Lux XXIII S.a.r.l +, a, e	Common equity	08/19/21	3,936,244	3
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	17,376,644
Root JVCo S.à r.l. +, a, b, c	Member interest	09/29/20	—	37,472,410
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,969,352	6,172,902
Root JVCo S.à r.l. +, a, b	Preferred equity	09/29/20	6,731,408	29,300,994
S.TOUS, S.L +, a	Common equity	10/06/15	622	18,762,134
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	3,002,075
Stark Perseus Topco +, a, c, e	Member interest	02/26/21	—	12,190,032
Stark Perseus Topco +, a, e	Common equity	02/26/21	26,921,454	52,172,792
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	52,221,892
Veonet Group +, a, e	Limited partnership interest	03/09/22	—	—
Total Western Europe (21.25%)				2,565,995,009

Total Direct Equity (55.61%)				$6,713,415,746

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (8.12%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.23%)
Greencross Limited +, a	Cash 5.50% + L (0.75% Floor)^^	03/22/22	03/23/28	Senior	$10,417,500	$10,157,062
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	9,540,756	9,555,294
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,274,000	1,259,668
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,718,178	4,703,466
Voyage Australia Pty Ltd +, a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,691,500	1,678,814
Total Asia - Pacific (0.23%)						27,354,304

North America (5.20%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,451,250	1,269,844
Acrisure LLC +, a	Cash 3.75% + L (0.50% Floor)^^	08/18/21	02/13/27	Senior	2,189,000	2,176,698
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,867,924	1,845,360
Acrisure LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/08/21	02/15/27	Senior	997,500	995,011
ADMI Corp. +, a	Cash 3.50% + L (0.50% Floor)^	07/14/21	12/23/27	Senior	1,393,000	1,379,070
AI Alpine AT BidCo GmBH +, a	Cash 3.00% + E###	11/30/18	10/31/25	Senior	1,415,436	1,360,250
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	02/25/21	10/02/25	Senior	987,500	982,256
AIT Buyer, LLC +, a	Cash 7.75% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,897,044
AIT Worldwide Logistics, Inc. +, a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,593,500	2,580,545
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,264,250	1,252,398
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + L (0.50% Floor)^	12/08/21	11/05/27	Senior	1,592,000	1,583,148
Apex Group Treasury Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	1,691,500	1,679,879
Apex Group Treasury LLC +, a, f	Cash 3.75% + L (0.50% Floor)^^	11/09/21	07/27/28	Senior	400,000	397,252
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)vv	02/22/22	02/08/29	Senior	1,000,000	976,250
Applovin Corporation +, a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	987,245	983,622
Applovin Corporation +, a	Cash 3.00% + L (0.50% Floor)^^	12/08/21	10/25/28	Senior	1,396,500	1,387,109
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,091,750	1,088,338
AqGen Island Holdings, Inc +, a	Cash 6.50% + L (0.50% Floor)^^	08/19/21	08/02/29	Second Lien	7,049,750	6,996,877
athenahealth Group Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	475,870	—
athenahealth Group Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	2,821,739	2,796,343
athenahealth Group Inc. +, a, e, f	Cash 3.50% + SF (0.50% Floor)vv	01/27/22	02/15/29	Senior	478,261	(2,391)
Avantor, Inc. +, a	Cash 2.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	2,378,162	2,573,672
Banff Guarantor Inc. +, a	Cash 5.50% + L (0.50% Floor)^^	01/31/22	02/27/26	Second Lien	1,700,000	1,692,035
Barracuda Networks, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	1,000,000	998,750
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,582,000	3,559,612
BI Gen Holdings, Inc. +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,451,250	1,441,875
BI Gen Holdings, Inc. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,950,000
BK LC Lux SPV S.a.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^^	07/09/21	04/28/28	Senior	1,890,500	1,871,009
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	969,773	953,287
BlueConic Holding, Inc. +, a	Cash 5.75% + L (0.75% Floor)^^	01/27/22	01/27/28	Senior	18,912,000	18,380,573
Boxer Parent Company Inc. +, a	Cash 3.75% + L^^	10/18/18	10/02/25	Senior	1,333,093	1,326,495
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	982,339	966,175
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	152,400	136,112
Burger Bossco Intermediate, Inc. +, a	PIK 10.00% + L (1.00% Floor)^^	04/25/17	04/25/25	Second Lien	313,099	280,560
BYJU’s Alpha, Inc. +, a	Cash 5.50% + L (0.75% Floor)^^	01/19/22	11/24/26	Senior	2,400,000	2,379,756
Campaign Monitor (UK) Limited +, a	Cash 7.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	183,333	180,620

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (5.20%) (continued)
Campaign Monitor (UK) Limited +, a	Cash 8.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	$1,466,667	$1,444,960
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,275,323	3,107,171
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	7,167,246
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	11/26/21	09/01/24	Senior	1,995,000	1,980,037
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	11/26/21	09/01/25	Second Lien	3,000,000	2,879,700
Cengage Learning, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	08/06/21	07/14/26	Senior	1,396,500	1,387,081
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^	05/31/19	12/01/27	Senior	1,449,173	1,442,152
Clydesdale Acquisition Holdings, Inc. +, a, f	Cash 4.25% + SF (0.50% Floor)vv	03/30/22	04/13/29	Senior	1,300,000	1,267,500
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	975,000	951,844
ConnectWise, LLC +, a	Cash 3.50% + L (0.50% Floor)^^	10/06/21	09/29/28	Senior	1,695,750	1,685,508
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,674,500	1,657,403
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.70% + L (1.00% Floor)^	06/06/19	04/30/26	Senior	1,653,270	1,647,417
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,910,000	2,789,439
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	30,541,680
Convergint Tech LLC +, a	Cash 6.75% + L (0.75% Floor)^	04/12/21	03/30/29	Second Lien	1,400,000	1,403,500
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/22/21	10/16/28	Senior	1,200,000	1,188,000
CQP Holdco LP +, a	Cash 3.75% + L (0.50% Floor)^^	06/09/21	06/04/28	Senior	3,283,500	3,270,415
Crown Subsea Communications Holding, Inc. +, a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	4,487,671	4,480,177
CSC Holdings, LLC +, a	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,482,234	3,424,916
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,914,862	2,866,126
DCert Buyer, Inc. +, a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,963,703	1,951,430
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + L (1.00% Floor)^^	06/01/20	04/09/27	Senior	982,500	978,712
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,987,680
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	10/07/20	12/01/27	Senior	2,084,250	2,054,727
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	09/22/28	Senior	256,000	251,414
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	10/04/28	Senior	1,344,000	1,319,922
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	04/23/21	03/31/28	Senior	1,290,324	1,277,932
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	04/29/16	08/04/25	Senior	29,067,245	29,441,354
EAB Global, Inc. +, a	Cash 3.50% + L^^	08/25/21	06/28/28	Senior	2,194,500	2,175,989
Eagle Parent Corp. +, a, f	Cash 4.25% + SF (0.50% Floor)vv	03/17/22	04/02/29	Senior	3,500,000	3,478,125
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,687,186	1,669,791
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,890,250	3,763,817
Energizer Holdings, Inc. +, a	Cash 2.25% + L (0.50% Floor)^^	12/16/20	12/22/27	Senior	990,000	975,150
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,596,000	1,576,497
Envision Healthcare Corporation +, a	PIK 6.00% + L (1.00% Floor)^	04/27/20	10/10/25	Senior	41,183,658	27,318,355
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	3,872,425	2,589,684
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	25,511,456	25,447,676
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,917,500	2,640,337
Filtration Group Corporation +, a	Cash 3.50% + L (0.50% Floor)^^	11/01/21	10/21/28	Senior	2,094,750	2,075,772

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (5.20%) (continued)
First Student Bidco Inc. +, a	Cash 3.00% + L (0.50% Floor)^^	08/11/21	07/21/28	Senior	$296,569	$294,469
First Student Bidco Inc. +, a, f	Cash 3.00% + L (0.50% Floor)^^	08/11/21	08/21/28	Senior	803,431	797,743
Flex Acquisition Company, Inc. +, a	Cash 3.00% + L^	07/30/18	06/29/25	Senior	958,590	957,991
Flynn Restaurant Group LP +, a	Cash 4.25% + L (0.50% Floor)^	12/10/21	11/22/28	Senior	2,294,250	2,270,355
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^^	12/22/20	01/31/25	Senior	478,862	455,504
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	3,929,160	3,894,073
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,193,865	1,190,987
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	1,926,048	1,912,807
Gopher Resource, LLC +, a	Cash 3.25% + L (1.00% Floor)^	07/09/21	03/06/25	Senior	2,968,434	2,699,687
Great American Outdoors Group, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/14/21	03/06/28	Senior	1,777,568	1,773,399
GTT Communications, Inc. +, a	Cash 2.75% + L^^	07/02/18	05/31/25	Senior	2,163,692	1,782,450
Heartland Dental Holdings, Inc. +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	612,328	606,098
Heartland Dental Holdings, Inc. +, a	Cash 3.50%	05/15/18	04/30/25	Senior	2,212,225	2,254,269
Heartland Dental, LLC +, a	Cash 4.00% + L^	06/21/21	04/30/25	Senior	992,500	985,409
Help/Systems Holdings Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/05/21	11/19/27	Second Lien	3,600,000	3,564,000
Help/Systems Holdings Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	4,157,576	4,115,148
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	946,155	849,647
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	969,694	950,824
Hyland Software, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	984,694	980,878
Idera, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	12/17/18	06/27/24	Senior	1,257,683	1,237,560
Indy US Bidco, LLC +, a	Cash 3.75% + L^^	03/29/21	03/06/28	Senior	990,025	981,773
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + L (1.00% Floor)^^ + PIK 4.25% + L (1.00% Floor)^^	06/19/17	06/01/25	Senior	234,822	189,283
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	08/08/19	08/08/27	Second Lien	175,500	173,517
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	01/01/21	08/09/27	Second Lien	1,462,500	1,445,974
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,323,942	1,311,034
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	2,935,385	2,734,958
LBM Acquisition LLC +, a	Cash 3.25% + L (0.75% Floor)^	09/07/21	12/17/27	Senior	3,277,959	3,203,697
LogMeIn, Inc. +, a	Cash 4.75% + L^	09/03/20	08/31/27	Senior	4,950,000	4,869,562
LSCS Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	02/14/22	12/16/28	Senior	2,593,500	2,569,186
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	965,000	944,894
Lucid Energy Group II Borrower, LLC +, a, f	Cash 3.00% + L (1.00% Floor)^^	08/06/21	02/17/25	Senior	1,994,832	1,980,080
Lucid Energy Group II Borrower, LLC +, a, f	Cash 4.25% + L (0.75% Floor)^^	12/08/21	11/24/28	Senior	3,000,000	2,977,815
Magenta Buyer LLC +, a	Cash 8.25% + L (0.75% Floor)^^	10/13/21	07/27/29	Second Lien	2,000,000	1,987,500
Magenta Buyer LLC +, a	Cash 5.00% + L (0.75% Floor)^^	08/02/21	07/27/28	Senior	3,491,250	3,468,557
MajorDrive Holdings IV LLC +, a	Cash 4.00% + L (0.50% Floor)^^	06/10/21	06/01/28	Senior	992,500	978,545
Marnix SAS +, a	Cash 4.00% + L (0.50% Floor)^^	12/17/21	08/04/28	Senior	1,488,750	1,468,749
Maverick Bidco, Inc +, a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,569,985
McAfee Corp. +, a	Cash 4.00% + SFvv	03/09/22	03/01/29	Senior	2,600,000	2,581,800
McAfee, LLC +, a	Cash 3.75% + L^	07/19/19	09/30/24	Senior	376,977	374,338
McAfee, LLC +, a	Cash 3.75% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	2,563,588	2,558,676
Medline Borrower, LP +, a	Cash 3.25% + L (0.50% Floor)^^	11/03/21	10/23/28	Senior	1,100,000	1,089,138
Mercury Borrower, Inc. +, a, f	Cash 6.50% + L (0.50% Floor)^^	11/17/21	08/02/29	Second Lien	900,000	894,375

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (5.20%) (continued)
Messer Industries GmbH, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	$1,179,028	$1,166,183
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	4,444,719	4,407,206
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	338,302	335,447
Michaels Stores, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,183,500	2,041,572
Mirion Technologies, Inc. +, a	Cash 2.75% + L (0.50% Floor)^^	11/05/21	10/20/28	Senior	1,197,000	1,190,273
Mitchell International, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/21/21	10/15/28	Senior	3,800,000	3,743,000
Mitchell International, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	10/26/21	10/15/29	Second Lien	1,000,000	992,815
MJH Healthcare Holdings, LLC +, a, f	Cash 3.50% + SF (0.50% Floor)vv	01/25/22	01/28/29	Senior	1,700,000	1,687,250
National Spine & Pain Centers, LLC +, a	Cash 5.00% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	528,638	518,593
Navicure, Inc. +, a	Cash 4.00% + L^^	09/29/20	10/22/26	Senior	1,969,213	1,964,984
Navicure, Inc.. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	984,937	983,706
NEP Group, Inc. +, a	Cash 3.25% + L^^	02/10/22	10/20/25	Senior	1,979,540	1,947,867
NEP Group, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	12/06/21	10/20/25	Senior	1,895,250	1,880,240
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	968,869	966,141
Netsmart, Inc.. +, a	Cash 3.75% + L (1.00% Floor)^	05/20/19	04/19/23	Senior	1,270,349	1,266,773
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	1,294,119	1,290,178
Nortonlifelock Inc. +, a, f	Cash 2.00% + SF (0.50% Floor)vv	01/28/22	01/28/29	Senior	2,400,000	2,373,504
NSM Top Holdings Corp. +, a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,466,250	1,454,337
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + L (0.50% Floor)^^	01/06/22	12/15/28	Senior	1,900,000	1,884,562
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,951,549	2,909,725
OneDigital Borrower LLC +, a	Cash 4.25% + L (0.50% Floor)^^	11/22/21	11/16/27	Senior	2,552,899	2,540,147
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	232,854	231,691
Osmose Utilities Services, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	09/01/21	06/23/28	Senior	2,487,500	2,458,272
PAI Holdco, Inc. +, a	Cash 3.50% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,188,000	1,175,128
Panther BF Aggregator 2 LP +, a	Cash 3.25% + L^	05/14/19	04/30/26	Senior	1,014,249	1,003,093
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,400,000	2,392,512
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,645,679	3,610,230
Peraton Corp. +, a, f	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,954,225	1,942,011
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,160,902	1,151,470
PetVet Care Centers, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/18/21	02/14/25	Senior	992,366	988,958
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,965,000	1,944,741
Phoenix Newco, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	12/07/21	11/15/28	Senior	3,000,000	2,980,980
Pluto Acquisition I, Inc. +, a	Cash 4.00% + L^^	06/15/21	06/20/26	Senior	1,691,500	1,668,242
PODS, LLC. +, a	Cash 3.00% + L (0.75% Floor)^	04/16/21	03/31/28	Senior	1,287,033	1,274,059
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^^^	06/15/21	06/02/28	Senior	1,200,000	1,192,158
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	990,000	988,352
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + L (0.50% Floor)^^	01/18/22	12/14/29	Second Lien	3,700,000	3,658,375
Pregis TopCo LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	995,000	976,344
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + L (0.50% Floor)^^	10/05/21	10/01/29	Second Lien	1,800,000	1,753,506
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,133,312
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,755,000	1,738,819
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,597,968
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,654,511
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^	07/16/19	09/25/26	Senior	997,500	989,505
Radiology Partners, Inc. +, a	Cash 4.25% + L^	09/11/18	12/04/23	Senior	1,344,600	1,329,231

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (5.20%) (continued)
RC Buyer, Inc. +, a	Cash 6.50% + L (0.75% Floor)^^	08/03/21	07/26/29	Second Lien	$2,800,000	$2,793,000
RealPage, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/26/21	04/24/28	Senior	3,980,000	3,940,200
Red Planet Borrower, LLC +, a	Cash 3.75% + L (0.50% Floor)^^	10/04/21	10/02/28	Senior	2,189,000	2,164,374
Redstone Holdco 2 LP +, a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	3,790,500	3,705,214
Redstone Holdco 2 LP +, a	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	3,000,000	2,764,500
Refficiency Holdings LLC +, a	Cash 3.75% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	7,897	7,815
Refficiency Holdings LLC +, a	Cash 4.00% + L (0.75% Floor)^	12/11/20	12/16/27	Senior	1,490,863	1,475,336
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^	03/02/21	02/17/28	Senior	992,500	973,891
Restaurant Technologies, Inc. +, a	Cash 3.00% + L^^	10/26/18	10/01/25	Senior	483,750	482,541
RLG Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	07/19/21	07/10/28	Senior	1,995,000	1,982,531
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	2,648,135	2,618,754
Rough Country, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	1,876,250	1,855,189
S2P Acquisition Borrower, Inc +, a	Cash 4.00% + L^	10/07/19	08/14/26	Senior	975,000	970,734
Sabre GLBL Inc. +, a	Cash 3.50% + L (0.50% Floor)^	08/09/21	12/17/27	Senior	1,885,799	1,865,007
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,900,000	3,854,506
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	813,261	801,062
Senneca Holdings, Inc. +, a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,185,556	1
Shearer’s Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,250	32,440
Shearer’s Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,088,850	3,042,828
Shearer’s Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	1,000,000	997,500
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,496,290	25,241,176
Skopima Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	6,666,500	6,596,702
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,700,000	2,700,000
Sound Inpatient Physicians, Inc +, a	Cash 2.75% + L^	08/23/18	06/27/25	Senior	1,344,000	1,335,882
Sovos Compliance, LLC +, a	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	1,443,416	1,443,423
Sovos Compliance, LLC +, a, e, f	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	250,342	(617)
SS&C Technologies, Inc. +, a	Cash 1.75% + L^	12/07/18	04/16/25	Senior	2,186,097	2,153,447
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	962,638	936,166
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	2,061,700
SSH Group Holdings, Inc.. +, a	Cash 4.25% + L^^	06/05/19	07/28/23	Senior	2,430,904	2,364,055
Standard Industries Inc. +, a	Cash 2.50% + L (0.50% Floor)^^	10/26/21	09/22/28	Senior	637,750	637,112
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,277,250	1,267,134
SuperMoose Borrower, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	967,500	913,480
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	525,000	490,875
Telenet Financing USD LLC +, a	Cash 2.00% + L^^^	04/27/20	04/30/28	Senior	2,400,000	2,345,628
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	43,551,847	44,196,414
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^	04/30/21	04/16/28	Senior	992,500	967,067
Tosca Services LLC +, a	Cash 3.50% + L (0.75% Floor)^	08/21/20	08/18/27	Senior	987,500	966,516
TricorBraun Holdings, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/15/21	03/03/28	Senior	992,801	970,596
Trident TPI Holdings, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,613,453	1,595,979
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,389,501	1,355,757
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	990,019	983,495
Unified Women’s Healthcare, LLC +, a, f	Cash 4.25% + L (0.75% Floor)^	03/16/21	12/20/27	Senior	2,683,515	2,661,376
Upstream Newco, Inc. +, a	Cash 4.25% + L^	08/04/21	11/20/26	Senior	3,473,750	3,456,381
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,653,755	3,608,083
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,579,452	3,534,709
Vetcor Acquisition LLC +, a	Cash 6.50% + L (0.75% Floor)^^	12/03/21	07/02/26	Second Lien	74,304	73,680
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	2,990,000	2,964,884

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (5.20%) (continued)
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^^	07/02/18	07/02/26	Second Lien	$613,333	$608,181
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,200,000	2,184,875
Vision Solutions, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Senior	3,880,500	3,844,140
Vision Solutions, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	09/07/21	04/23/29	Second Lien	2,300,000	2,268,743
VS Buyer, LLC +, a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,960,000	1,946,113
Weld North Education LLC +, a	Cash 3.75% + L (0.75% Floor)^^	12/15/20	12/15/27	Senior	1,283,750	1,275,727
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,050,146	2,766,717
Whatabrands LLC +, a	Cash 3.25% + L (0.50% Floor)^	08/05/21	07/21/28	Senior	2,992,500	2,954,061
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	12/21/20	12/22/28	Second Lien	7,200,000	7,146,000
WP CityMD Bidco LLC +, a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,947,725	2,933,296
WP CityMD Bidco LLC +, a	Cash 3.25% + L (0.50% Floor)^^	11/18/21	08/13/28	Senior	3,000,000	2,985,315
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	2,693,250	2,666,062
Zacapa S.a r.l. +, a, f	Cash 4.25% + SF (0.50% Floor)vvv	02/10/22	03/22/29	Senior	2,241,500	497,875
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	3,919,474	2,850,507
Total North America (5.20%)						628,252,913

Rest of World (0.31%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.50% + L^^^	10/05/18	07/10/25	Senior	22,171,514	21,818,159
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	2,190,936
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	09/28/26	Second Lien	13,678,916	12,889,232
Total Rest of World (0.31%)						36,898,327

Western Europe (2.38%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	677,083	672,533
AEA International Holdings (Luxembourg) S.a.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	08/09/28	Senior	2,294,250	2,291,382
AI Convoy (Luxembourg) S.a.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,856,770	1,834,953
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,894,850	4,650,107
Albion Financing 3 S.a r.l. +, a	Cash 5.25% + L (0.50% Floor)^^	01/14/22	07/31/26	Senior	2,500,000	2,483,338
Alcumus +, a, e	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	2,842,801	—
Altice France S.A. +, a	Cash 4.00% + L^^	01/27/21	08/14/26	Senior	2,971,860	2,919,110
Asgard Investments B.V. +, a	Cash 5.75% + E##	03/15/22	03/15/29	Senior	13,721,320	13,558,602
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,744,000	2,724,572
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	37,284,348
Atlas Packaging GmbH +, a	Cash 7.75% + E###	09/14/18	07/31/26	Second Lien	3,016,905	2,729,385
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	971,220	949,367
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,110,160
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>>	08/31/18	06/23/25	Senior	5,199,152	5,159,498
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>	06/22/21	06/12/26	Second Lien	19,485,767	18,522,087
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>>	06/21/18	06/18/26	Second Lien	26,897,480	27,378,360
CEP V Investment 22 S.àr.l. (Lux) +, a	PIK 8.25% + L^^^	02/28/22	08/31/30	Mezzanine	5,523,703	5,431,018
CEP V Investment 22 S.àr.l. (Lux) +, a	8.25% PIK + L^^^	02/28/22	08/31/30	Mezzanine	819,449	797,342
Cidron Kuma 2 SARL +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,146,938	1,045,242
Compass IV Limited +, a	Cash 4.00% + E###	07/06/18	05/09/25	Senior	341,033	209,301

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (2.38%) (continued)
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	$1,387,192	$1,294,810
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	1,305,669
CTC AcquiCo GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	3,608,360	3,079,934
CTEC III GmbH +, a, f	Cash 3.75% + E###	01/19/22	03/16/29	Senior	3,200,000	452,878
Dragon Bidco Limited +, a	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	8,941,459	8,721,178
EG Group Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,881,179	1,676,698
EG Group Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,358,521	1,359,807
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,210,618
Fusilli AcquiCo S.à r.l. +, a	Cash 6.00% + E###	01/27/22	10/12/23	Senior	1,114,648	1,048,374
Genesis Care Finance Pty Ltd +, a	Cash 5.00% + L (1.00% Floor)^^^	07/28/20	05/14/27	Senior	2,161,500	1,930,036
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E#	06/28/19	11/28/24	Senior	1,109,864	1,031,534
HIG Finance 2 Limited +, a	Cash 3.25% + L (0.75% Floor)^ + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	1,492,443	1,478,138
HIG Finance 2 Limited +, a, f	Cash 3.25% + L (0.75% Floor)^+ P 2.25% (1.75% Floor)	11/09/21	11/12/27	Senior	1,700,000	1,683,272
HNVR Holdco Limited +, a	Cash 5.50% + E###	01/25/22	09/12/27	Senior	1,691,173	1,565,205
Holding Socotec SAS +, a	Cash 4.25% + L (0.75% Floor)^^^	09/10/21	06/30/28	Senior	1,500,000	1,492,500
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,800,000	1,765,800
Hunter Holdco 3 Limited +, a	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	3,300,000	3,287,625
Hurtigruten AS +, a	Cash 8.00% + E##	01/20/22	06/11/23	Senior	1,697,931	1,656,598
IGT Holding IV AB +, a	Cash 3.50% + L(0.50% Floor)^^^	07/21/21	03/31/28	Senior	1,881,000	1,864,541
International Park Holdings B.V. +, a	Cash 3.50% + L^^	11/16/21	06/13/24	Senior	2,967,557	2,865,447
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,779,000	2,760,811
IWH UK Finco Limted +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	5,369,171
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,105,333
Loire UK Midco 3 Limited +, a	Cash 3.75% + L (0.75% Floor)^^^	07/09/21	04/21/27	Senior	1,287,049	1,273,644
Loire UK Midco 3 Limited +, a	Cash 3.25% + L^^^	06/08/20	04/21/27	Senior	1,375,683	1,361,355
Mar Bidco S.a.r.l. +, a	Cash 4.25% + L^^	07/30/21	07/06/28	Senior	2,892,857	2,860,313
Matador Bidco S.a r.l. +, a	Cash 4.75% + L^	11/12/19	10/15/26	Senior	3,603,308	3,597,687
Nomad Foods Limited +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,551,247	1,537,030
Osmosis Buyer Limited +, a, e, f	Cash 3.75% + SF (0.50% Floor)vv	08/03/21	07/30/28	Senior	600,000	(2,962)
Osmosis Buyer Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	08/03/21	07/31/28	Senior	4,400,000	4,360,136
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	26,898,335	27,736,264
Paradocs Holding S.a r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	06/02/21	02/17/28	Senior	1,273,250	1,261,320
Paysafe Group Holdings II Limited +, a	Cash 2.75% + L (0.50% Floor)^^	01/21/22	06/28/28	Senior	994,987	955,501
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,500,000	1,471,875
Rainbow Jvco Ltd +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,256,340	8,895,526
RivieraTopco SARL +, a	PIK 8.50% + E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,870,798	1,680,812
Rouge Beachhouse B.V. +, a	Cash 4.50% + E##	10/15/18	07/25/25	Senior	579,174	555,839
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	2,196,986
Seren Bidco AB +, a	Cash 3.50% + L (0.50% Floor)^^	01/21/22	11/16/28	Senior	2,693,250	2,662,964
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	15,601,739
Sitel Group +, a	Cash 3.75% + L (0.50% Floor)^^	10/15/21	08/28/28	Senior	1,791,000	1,779,063
Starfruit Finco B.V. +, a	Cash 2.75% + L^^	11/14/18	10/01/25	Senior	1,788,423	1,762,241

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (2.38%) (continued)
Summer (BC) Bidco B LLC +, a	Cash 4.50% + L (0.75% Floor)^^	09/08/21	12/04/26	Senior	$995,000	$990,856
Sunshine Luxembourg VII Sarl +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,759,613	2,744,614
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,729,450	2,694,391
team.blue Finco Sarl +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,027,657	3,743,139
Vertical Midco GmbH +, a	Cash 3.50% + L^^^	09/09/20	07/30/27	Senior	3,948,078	3,917,658
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,434,687
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,741,500	1,734,099
Ziggo Financing Partnership +, a	Cash 2.50% + L^^	02/27/20	04/30/28	Senior	2,500,000	2,465,625
Total Western Europe (2.38%)						287,029,084
Total Direct Debt (8.12%)						$979,534,628

Total Direct Investments (63.73%)						$7,692,950,374

Private Equity Investments (continued) Secondary Investments *, c (10.38%)	Acquisition Date	Fair Value
Asia - Pacific (1.22%)
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	$6,346
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	495,009
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	77,468,624
TPG Asia VII (B), L.P. +, a, e	12/07/18	20,862,978
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	134,921
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	6,003
TRG Growth Partnership II, L.P. +, a, e	07/08/10	399,215
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	45,357,768
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,354,874
Total Asia - Pacific (1.22%)		148,085,738

North America (7.80%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	30,139
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	32,645
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	14,224
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	34,911,258
Bain Capital Fund X, L.P. +, a	12/31/12	2,385,726
Bain Capital Fund X, L.P. +, a, e	12/31/12	2,742,214
Bain Capital VIII Co-Investment Fund, L.P. +, a, e	12/31/15	1
Berkshire Fund VIII, L.P. +, a, e	09/03/21	44,693,844
Berkshire Fund X-A, L.P. +, a, e	09/03/21	1,643,691
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	293,646
CCMP Capital Investors IV, L.P. +, a, e	04/01/21	—
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	12/31/12	1,650,434
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	12/31/12	1,871,971
DST Opportunities Access Offshore LP +, a, e	09/30/20	20,985,062
ECP Terra-Gen Growth Fund, LP +, a, e	03/23/21	2,744,677
EETF Sidecar I-C L.P. +, a	04/30/21	7,959,585
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,216,203
EnCap Energy Transition Fund I, LP +, a, e	04/30/21	3,359,832
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	1,888,576
Energy Capital Partners III, L.P. +, a, e	02/01/21	10,597,544
Frazier Healthcare VI, L.P. +, a	06/30/12	148,505
FS Equity Partners V, L.P. +, a, e	08/07/12	888,828
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	58,192,601

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (7.80%) (continued)
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	$2,486,893
Genstar Capital Partners V, L.P. +, a, e	09/30/15	4,921
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	47,010,903
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	32,485,009
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	1,223,749
Gryphon Partners IV L.P. +, a, e	02/08/16	25,418,399
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	278,920
Harvest Partners V, L.P. +, a, e	09/30/11	3,568
Hellman & Friedman Capital Partners VI, L.P. +, a, e	12/31/12	133,489
Icon Partners IV, L.P. +, a, e	05/26/21	32,690,839
Icon Partners V, L.P. +, a, e	12/27/21	73,793,839
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	63,510,471
Investcorp Private Equity 2007 Fund, L.P. +, a, e	03/31/11	9,262
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	14,443
Lee Equity Partners II, L.P. +, a, e	06/30/17	5,471,598
Lee Equity Partners Realization Fund, L.P. +, a, e	06/30/17	17,552,005
Lightyear Fund II, L.P. +, a, e	09/30/13	26,977
Madison Dearborn Capital Partners V, L.P. +, a, e	01/03/12	216,176
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	3,929,237
MidOcean Partners III, L.P. +, a, e	06/30/11	120,828
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	1,455,361
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,755,988
Northgate Growth Fund, L.P. +, a, e	12/20/19	6,665,185
NVP VIII PG, L.P. +, a, e	05/31/19	76,566,038
Oak Investment Partners XII, L.P. +, a	06/28/12	95,230
Palladium Equity Partners III, L.P. +, a, e	08/02/10	491
Pamlico Capital GP II, LLC +, a, e	03/31/14	2,523
Providence Equity Partners IV, L.P. +, a, e	06/30/11	931
Providence Equity Partners V, L.P. +, a, e	06/30/11	7,475
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	1,405,813
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,982,259
PT2, L.P. +, a, e	12/21/21	8,996,847
Revelstoke Single Asset Fund I, L.P. +, a, e	11/20/19	84,014,469
Samson Partners, L.P. +, a, e	12/21/20	43,912,032
Silver Lake Partners III, L.P. +, a, e	06/30/14	1,031,073
Silver Lake Partners V, L.P. +, a, e	03/31/17	63,771,228
Silver Lake Sumeru Fund, L.P. +, a, e	12/18/09	7,544
SL SPV-1, L.P. +, a	12/13/16	31,014,868
SL SPV-2, L.P. +, a	05/01/19	9,020,245
Sun Capital Partners V, L.P. +, a, e	09/30/13	4,809,749
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	165,275
TA XI, L.P. +, a, e	09/30/15	2,266,977
TCV VII (A), L.P. +, a, e	09/30/13	680,326
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	289,743
TPG Partners V, L.P. +, a, e	07/11/11	16,964
TPG Partners VI, L.P. +, a, e	12/31/12	1,598,360
Tudor Ventures III, L.P. +, a, e	12/31/12	73,468
Vistria Fund III, LP +, a, e	06/19/19	14,377,102
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	207,422
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	75,445,815
Total North America (7.80%)		941,269,533

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (1.36%)
3i Eurofund Vb, L.P. +, a	10/01/14	$84,152
3i Growth Capital B, L.P. +, a, e	10/01/14	58,688
Abingworth Bioventures III, L.P. +, a, e	09/30/15	9,384
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	50,984
Advent International GPE VI, L.P. +, a	04/30/11	330,805
Apax Europe VI - A, L.P. +, a, e	07/01/11	162,475
Apax Europe VII - B, L.P. +, a, e	04/30/11	4,367
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	11,403,799
Astorg V FCPR +, a, e	09/30/15	13,467
BC European Capital IX, L.P. +, a, e	09/30/14	4,285,295
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	13,179
Carlyle Europe Partners III, L.P. +, a, e	09/30/14	214,629
CCP IX L.P. No.2 +, a, e	09/30/14	183,626
CD&R Value Building Partners I, L.P. +, a, e	12/17/21	51,937,104
CVC European Equity Partners V, L.P. +, a, e	12/28/12	164,855
EPIC I-b Fund SLP +, a, e	11/30/20	23,982,626
ESP Golden Bear Europe Fund +, a, e	12/31/16	4,403,160
Galileo III FCPR +, a, e	09/30/15	32,819
Graphite Capital Partners VII Top-Up +, a, e	09/30/15	160
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	180,272
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	16,126
KKR European Fund III, L.P. +, a, e	10/01/14	327,040
Montagu III, L.P. +, a, e	12/09/09	1
Montagu+ SCSp +, a, e	12/06/21	32,007,305
Permira Europe II, L.P. +, a	11/29/13	25,399
Permira Europe III, L.P. +, a	09/30/13	47,498
Permira IV, L.P. +, a	09/30/15	9,516,191
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	648,321
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	13,042,627
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	10,763,856
Trilantic Europe VI SCSp +, a, e	12/10/20	—
Total Western Europe (1.36%)		163,910,210

Total Secondary Investments (10.38%)		$1,253,265,481

Primary Investments *, c (13.86%)
Asia - Pacific (0.99%)
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	2,148,053
BGH Capital Fund I +, a, e	03/01/18	12,781,201
BGH Capital VCLP II +, a, e	02/01/22	—
CMC Capital Partners IV, L.P +, a, e	03/12/21	—
CPEChina Fund III, L.P. +, a, e	03/28/18	31,827,374
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	7,999,131
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,446,676
J-STAR No.4-C, L.P. +, a, e	08/02/19	15,437,003
J-STAR No.5-B, LP +, a, e	02/28/22	—
Kedaara Capital III Limited +, a	06/17/21	985,021
KKR Asian Fund IV SCSp +, a, e	05/29/20	1,178,741
Primavera Capital Fund III L.P. +, a, e	05/09/18	14,544,687
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	4,145,070
Southern Capital Fund IV L.P. +, a, e	01/26/18	2,152,756
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	9,197,848
Trustbridge Partners VI, L.P. +, a, e	04/12/18	12,881,084
Total Asia - Pacific (0.99%)		119,724,645

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (8.47%)
Advent Global Technology, L.P. +, a	06/25/19	$3,529,102
AEA Investors Fund VII L.P. +, a	02/08/19	3,134,575
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	12,224,380
Apollo Investment Fund IX, L.P +, a	06/01/17	22,991,834
Apollo Investment Fund VIII, L.P. +, a	06/28/13	5,327,807
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	4,409,884
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	9,487,627
Ares Corporate Opportunities Fund VI, L.P. +, a	06/02/20	1,229,329
Avista Capital Partners II, L.P. +, a	03/15/10	101,267
Avista Capital Partners III, L.P. +, a	10/03/11	82,109
Bain Capital Fund XII, L.P. +, a	06/30/17	21,028,104
Bain Capital Fund XIII, L.P. +, a	08/07/20	3,909,171
Barings Transportation Fund, L.P. +, a	09/23/21	10,476,197
Berkshire Fund IX, L.P. +, a	03/18/16	15,531,127
Caltius Partners V-A, L.P. +, a	12/02/14	7,128,337
Carlyle Partners VII, L.P. +, a	11/29/17	55,015,107
Carlyle Partners VIII, L.P. +, a	09/10/21	263,772
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	13,993,289
Clayton, Dubilier & Rice Fund XI, L.P. +, a	05/15/20	7,013,236
Clearlake Capital Partners V, L.P. +, a	12/15/17	44,576,705
Clearlake Capital Partners VI, L.P. +, a	12/15/19	17,226,382
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	—
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	681,850
Frazier Healthcare Growth Buyout Fund X, L.P. +, a	03/10/21	2,124,360
Genstar Capital Partners IX, L.P. +, a	02/21/19	21,364,209
Genstar Capital Partners VI, L.P. +, a	09/01/12	2,302,522
Genstar Capital Partners VII, L.P. +, a	06/26/15	6,373,610
Genstar Capital Partners VIII, L.P. +, a	03/23/17	35,704,449
Genstar Capital Partners X, L.P. +, a	04/01/21	1,408,255
Genstar X Opportunities Fund, L.P. +, a	08/13/21	552,344
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	9,791,802
Green Equity Investors IX, L.P. +, a, e	03/01/22	—
Green Equity Investors Side VIII, L.P. +, a	10/18/19	24,973,134
Gryphon Heritage Partners, L.P. +, a	12/17/20	4,514,305
Gryphon Partners V, L.P. +, a	02/23/18	9,407,663
Gryphon Partners VI, L.P. +, a	12/17/20	4,725,209
Harvest Partners IX, L.P. +, a, e	09/24/21	—
Harvest Partners VII, L.P. +, a	12/14/15	10,414,227
Harvest Partners VIII, L.P. +, a	12/19/18	21,934,371
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	507,674
Hellman & Friedman Capital Partners X, L.P. +, a	05/10/21	8,151,847
Icon Partners IV, L.P. +, a	09/01/21	5,574,940
Icon Partners V, L.P. +, a	12/27/21	7,253,622
Insight Partners XII (Co-Investors), L.P. +, a	06/07/21	676,494
Insight Venture Partners X, L.P. +, a	07/06/18	19,444,848
Insight Venture Partners XI, L.P. +, a	12/17/19	9,138,806
Insight Ventures Partners XII, L.P. +, a	06/07/21	3,233,533
Jade Equity Investors II, L.P. +, a, e	03/01/22	—
KKR Americas Fund XII L.P. +, a	01/31/18	35,818,239
KKR North America Fund XI, L.P. +, a	02/01/12	8,879,374
KKR North America Fund XIII, SCSP +, a, e	04/06/21	—
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	9,626,660
Kohlberg TE Investors IX, L.P. +, a	12/20/19	11,901,879
Kohlberg TE Investors VIII, L.P. +, a	08/04/16	21,764,609
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, e	05/31/19	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (8.47%) (continued)
Leeds Equity Partners VI, L.P. +, a	11/25/16	$22,079,842
Lerer Hippeau Select Fund III, LP +, a	12/20/19	7,321,930
Lerer Hippeau VII, LP +, a	12/20/19	2,784,707
Lux Total Opportunities, L.P. +, a	05/28/21	913,501
Lux Ventures VII, L.P. +, a	05/28/21	213,257
Madison Dearborn Capital Partners VIII, L.P. +, a	03/20/20	3,724,398
Nautic Partners IX-A, L.P. +, a	03/12/19	7,036,073
Nautic Partners VII-A, L.P. +, a	06/27/14	2,292,746
Nautic Partners X-A, L.P. +, a	07/19/21	1,087,036
NEA 18 Venture Growth Equity, L.P. +, a	12/22/21	657,000
New Enterprise Associates 14, L.P. +, a	05/04/12	11,299,612
New Enterprise Associates 17, L.P. +, a	06/06/19	9,150,909
New Enterprise Associates 18, L.P. +, a, d	12/22/21	279,000
New Mountain Capital V, L.P. +, a	06/29/17	44,065,751
New Mountain Partners VI, L.P. +, a	10/16/20	6,888,682
NexPhase Capital Fund III-A, LP +, a	09/01/16	29,941,085
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	9,319,915
Oak Hill Capital Partners V, L.P. +, a	12/21/18	29,702,419
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	—
Pamlico Capital V, L.P. +, a	02/03/20	1,139,927
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	2,249,798
Revelstoke Capital Partners Fund III, L.P +, a	02/23/22	1,512,685
Silver Lake Partners IV, L.P. +, a	07/30/12	18,627,516
Silver Lake Partners VI, L.P. +, a	06/04/20	4,315,053
Spark Capital Growth Fund IV, L.P. +, a	10/14/21	867,750
Spark Capital VII, L.P. +, a	10/14/21	465,500
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	5,558,548
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	—
TA Select Opportunities Fund II-B, L.P. +, a	05/27/21	323,134
TA XIII-B, L.P. +, a	05/02/19	16,888,667
TA XIV-B, L.P. +, a	05/27/21	3,024,537
TCV X, L.P. +, a	08/31/18	18,479,072
TCV XI (A), L.P. +, a	10/02/20	4,970,654
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	6,359,744
Thompson Street Capital Partners V, L.P. +, a	05/04/18	9,622,642
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	—
TPG Partners VII, L.P. +, a	03/01/16	7,657,774
TPG Partners VIII, L.P. +, a	01/31/19	6,930,760
Trident IX, L.P. +, a, e	11/19/21	—
Trident VII, L.P. +, a	09/22/16	38,970,845
Trident VIII, L.P. +, a	04/05/19	24,344,639
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	18,570,394
Vistria Fund II, L.P. +, a	12/19/17	12,565,942
Vistria Fund III, LP +, a	06/19/19	14,377,102
Vistria Fund IV, L.P. +, a	03/31/21	6,689,959
Warburg Pincus Global Growth 14, L.P. +, a	01/31/22	500,000
Warburg Pincus Global Growth, L.P. +, a	11/20/18	11,068,109
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	19,191,465
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	12/20/18	17,325,546
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	—
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	4,495,747
Total North America (8.47%)		1,022,775,548

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Rest of World (0.59%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	$12,590,618
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,259,520
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	6,040,869
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	50,862,708
Total Rest of World (0.59%)		70,753,715

Western Europe (3.81%)
Adagia Capital Europe S.L.P. +, a	06/01/21	1,200,895
Advent International GPE IX-C, L.P. +, a	05/31/19	29,150,481
Advent International GPE VII-B, L.P. +, a	07/01/12	2,590,953
Advent International GPE VIII-C, L.P +, a	03/22/16	12,590,899
Apax X USD L.P. +, a	07/16/19	11,555,043
Astorg Mid-Cap +, a	02/22/21	774,412
Astorg VI, FCPI +, a	06/30/16	7,477,506
Astorg VIII Sàrl +, a, e	12/17/21	—
Axcel VI K/S +, a	02/21/20	7,559,216
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,394,322
BC Partners XI, L.P. +, a	12/18/20	9,599,130
CapVest Equity Partners III B, L.P. +, a	08/30/13	2,437,516
Capvis Equity V L.P. +, a	01/17/18	19,621,656
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,264,691
Carlyle Europe Partners V, L.P. +, a	04/23/18	5,068,034
CD&R Value Building Partners I, L.P. +, a	12/17/21	6,460,232
Charterhouse Capital Partners XI +, a, e	11/26/21	—
CVC Capital Partners VI (A) L.P. +, a	07/05/13	10,068,191
CVC Capital Partners VIII, L.P. +, a	06/19/20	444,731
DPE Deutschland IV +, a	08/24/20	1,145,814
EQT IX, L.P. (USD) +, a	05/15/20	18,704,765
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	24,477,347
EQT VI (No.1), L.P. +, a	07/01/11	13,067
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	11,583,119
Graphite Capital Partners IX L.P. +, a	04/11/18	6,585,290
Hg Saturn 3 L.P. +, a, e	02/25/22	—
Hg Saturn I L.P. +, a	06/28/18	27,061,626
HgCapital 8 L.P. +, a	12/19/16	29,859,166
HgCapital Mercury 2 +, a	02/15/17	18,907,113
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	32,529,122
KKR European Fund V (EUR) SCSp +, a	11/05/18	25,298,513
KKR European Fund VI (USD) +, a, e	11/01/21	—
Livingbridge 7 LP +, a	09/04/20	8,582,652
MCH Iberian Capital Fund V FCR +, a	12/10/21	8,751,771
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	—
Nordic Capital IX, L.P. +, a	07/18/17	46,225,860
Nordic Capital X, L.P. +, a	09/30/20	7,209,535
PAI Europe VI-1, L.P. +, a	03/12/15	8,807,566
PAI Partners VIII-1 SCSp +, a, e	12/17/21	—
Permira VII L.P. +, a	06/21/19	22,042,239
Permira VIII SCSp +, a, e	02/10/22	—
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	8,682,892

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (3.81%) (continued)
The Seventh Cinven Fund, L.P. +, a	04/16/19	$18,954,350
Total Western Europe (3.81%)		459,679,715

Total Primary Investments (13.86%)		$1,672,933,623

Total Private Equity Investments (Cost $7,495,116,659)(87.97%)		$10,619,149,478

Total Investments (Cost $7,696,640,687)(90.02%)		10,866,321,059

Other Assets in Excess of Liabilities (9.98%)		1,204,756,228

Net Assets (100.00%)		$12,071,077,287

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $61,117,277 or 0.51% of the Portfolio’s net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of March 31, 2022 was 0.45%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of March 31, 2022 was 0.96%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of March 31, 2022 was 1.47%.

#	As of March 31, 2022, 1 month EURIBOR was -0.58%.

##	As of March 31, 2022, 3 month EURIBOR was -0.57%.

###	As of March 31, 2022, 6 month EURIBOR was -0.55%.

+	The fair value of the investment was determined using significant unobservable inputs.

>>	As of March 31, 2022, 3 month Sterling Overnight Interbank Average Rate was 0.69%.

>>>	As of March 31, 2022, 6 month Sterling Overnight Interbank Average Rate was 0.69%.

¤¤	As of March 31, 2022, 3 month Stockholm Interbank Offered Rate was -0.05%.

vv	As of March 31, 2022, 3 month Secured Overnight Financing Rate was 0.09%.

vvv	As of March 31, 2022, 6 month Secured Overnight Financing Rate was 0.07%.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of March 31, 2022 was $10,619,149,478, or 87.97% of net assets. As of March 31, 2022, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $15,366,827, $102,112, $38,102,078, $22,700,000, $2,204,591, $14,353,176, $8,649,925, $2,162,481, $3,600,295, $1,867,514, $5,441,192, $48,970,725, $2,375,601, $16,300,545, $149,888,161, $24,738,060, $11,393,287, $44,578,381, $35,317,661, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,607,802, $122,578,028, $27,243,271, $3,120,000, $3,629,300, $43,783,284, $107,123,942, $3,933,233, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,345,787, $14,134,627, $87,093, $62,584,962, $122,197,138, $151,690,905, $250,000, $219,375, $47,583,000, $1,111,078, $9,683,864, $61,566,000, $252,000, $83,828,190, $8,804,000, $317,827, $172,633, $37,921,966, $22,612,605, $60,480,000, $5,000,000, $2,899,729, $473,334, $23,222,892,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

$15,300,854, $60,063,112, $45,225,381, $40,466,519, $37,881,514, $32,126,730, $20,420,705, $7,729,253, $6,996,130, $1,152,500, $52,454,049, $46,801,951, $2,817,098, $28,417,946, $14,874,473, $54,978,238, $90,515,558, $31,820,375, $4,987,424, $71,817,900, $4,632,829, $3,546,000, $64,370,525, $68,399,200, $1,441,200, $7,026,869, $17,510,132, $69,246,328, $6,195,472, $12,009,114, $3,792,769, $264,490, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $21,901,395, $14,672,982, $27,818,080, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $8,703,000, $52,429,640, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $3,377,868, $17,052,864, $17,052,864, $18,476,616, $4,520,077, $7,793, $52,258,764, $9,222,921, $62,229,753, $14,595,698, $13,620, $40,775,356, $51,009,931, $41,607,840, $98,273,895, $0, $97,483,897, $6,616,483, $1,063,586, $5,337,259, $91,975,797, $72,269,706, $1,773, $112,190,937, $88,912, $6,358,397, $24,190,919, $764,865, $254,955, $13,722,831, $36,261,531, $2,436,246, $26,015,343, $12,156,155, $1,038,330, $12,231,850, $32,673,281, $34,731,898, $0, $10,158,198, $9,759,587, $1,264,993, $4,718,178, $1,676,123, $1,449,269, $2,169,159, $1,859,280, $990,420, $1,386,678, $1,414,508, $983,713, $6,735,380, $2,547,548, $1,257,228, $1,590,103, $1,687,587, $398,000, $995,062, $987,245, $1,393,150, $1,082,476, $7,012,377, $0, $2,807,811, $-2,391, $2,575,069, $1,691,809, $991,352, $3,550,102, $1,447,336, $1,965,923, $1,881,936, $972,154, $18,542,942, $1,326,521, $980,341, $151,883, $291,312, $2,365,436, $183,333, $1,445,876, $3,315,810, $7,172,041, $1,977,412, $2,958,565, $1,384,156, $1,445,847, $1,267,500, $969,003, $1,687,791, $1,610,398, $1,648,060, $2,839,665, $29,888,064, $1,393,542, $1,194,329, $3,268,635, $4,448,639, $3,458,887, $2,894,059, $1,961,177, $975,105, $1,999,164, $2,075,841, $254,764, $1,337,667, $1,284,596, $29,166,933, $2,184,352, $3,412,500, $1,683,300, $3,866,544, $985,785, $1,588,663, $41,340,805, $3,840,836, $25,126,092, $2,899,855, $2,089,786, $295,213, $799,760, $957,379, $2,272,168, $446,857, $3,902,874, $1,186,076, $1,922,306, $2,728,880, $1,769,705, $2,237,233, $610,608, $2,271,971, $988,488, $3,600,000, $4,157,576, $943,527, $949,180, $982,355, $1,256,347, $985,760, $194,489, $171,342, $1,436,984, $1,323,238, $3,146,356, $3,247,205, $4,878,017, $2,580,743, $962,421, $1,970,169, $2,971,217, $1,980,851, $3,459,072, $988,016, $1,481,587, $6,573,366, $2,587,100, $375,543, $2,572,696, $1,094,785, $900,000, $1,177,313, $4,434,424, $338,302, $2,164,158, $1,191,327, $3,773,072, $990,411, $1,691,500, $527,771, $1,960,465, $983,030, $1,937,823, $1,877,674, $968,869, $1,268,074, $1,289,820, $2,388,000, $1,455,915, $1,881,627, $2,939,551, $2,523,476, $227,755, $2,476,217, $1,180,652, $1,007,965, $2,393,622, $3,649,446, $1,945,627, $1,139,685, $988,228, $1,944,621, $2,985,601, $1,691,500, $1,281,360, $1,194,594, $981,645, $3,664,022, $991,047, $1,782,827, $1,141,369, $1,748,047, $14,704,879, $2,810,425, $995,406, $1,339,895, $2,786,880, $3,967,729, $2,178,722, $3,756,250, $2,951,167, $7,820, $1,478,108, $988,209, $483,098, $1,987,721, $2,625,988, $1,871,945, $971,725, $1,881,541, $3,880,689, $807,148, $1,254,870, $1,159,328, $33,048, $3,118,836, $983,236, $25,959,029, $6,611,058, $2,677,875, $1,342,305, $1,440,081, $-617, $2,215,632, $968,359, $2,106,663, $2,422,614, $631,758, $1,267,646, $966,206, $519,395, $2,395,302, $43,075,059, $983,687, $975,649, $988,611, $1,609,874, $1,383,375, $979,106, $2,666,597, $3,465,965, $3,646,032, $3,561,394, $74,304, $2,946,682, $613,333, $2,178,269, $3,863,285, $2,291,361, $1,960,000, $1,278,328, $3,055,512, $2,978,697, $7,072,573, $2,927,946, $2,996,373, $2,668,472, $497,500, $2,914,027, $21,974,984, $2,296,934, $13,532,889, $675,613, $2,272,863, $1,850,035, $4,537,196, $2,464,028, $0, $2,972,039, $13,380,481, $2,725,016, $35,903,973, $2,813,912, $964,869, $1,168,108, $5,185,926, $19,485,767, $27,108,668, $5,429,203, $805,174, $1,124,662, $230,278, $1,374,274, $1,358,948, $3,427,557, $463,061, $8,719,832, $1,765,502, $1,405,231, $1,262,987, $1,075,954, $2,135,874, $1,021,257, $1,478,586, $1,571,825, $1,493,031, $1,683,000, $1,791,078, $3,269,399, $1,676,243, $1,876,730, $2,883,895, $2,772,799, $5,902,528, $1,144,793, $1,281,336, $1,375,683, $2,879,601, $3,580,558, $1,549,766, $-2,962, $4,379,789, $27,967,575, $1,267,613, $980,465, $1,496,252, $9,097,530, $1,834,873, $579,174, $2,330,990, $2,680,116, $16,229,562, $1,782,568, $1,783,584, $988,246, $2,750,701, $2,730,963, $4,047,149, $3,885,413, $5,492,974, $1,732,391, $2,500,000, $10,380, $1,423,091, $46,234,274, $12,122,013, $116,273, $53,395, $441,558, $37,207,990, $3,406,147, $1, $93,611, $1, $28,303,863, $426,154, $1, $282, $23,295,491, $1,643,691, $1, $0, $1, $1, $8,031,619, $2,569,506, $4,718,516, $409,976, $2,545,285, $2,011,623, $6,961,932, $1, $1,158,141, $53,175,785, $2,486,893, $1, $24,035,052, $24,613,529, $1, $1, $1, $1, $2, $31,457,032, $73,811,111, $27,361,734, $1, $1, $275,058, $1,321,844, $3,792,590, $3, $2,615,244, $1, $470,921, $4,589,572, $5,421,000, $41,278,474, $1,099,657, $1, $2, $8, $413,158, $1,169,742, $27,004, $8,996,847, $41,322,520, $34,549,063, $5, $34,259,162, $1, $4,806,484, $4,092,467, $17,471,827, $1, $1, $1, $976,754, $1,082,285, $146,229, $316,004, $11,483,556, $1, $2,660,763, $3, $1, $1, $856,679, $2,178, $155,485, $332,525, $11,722,752, $1, $1, $62,947, $1,613,946, $2,229,508, $53,619,413, $1, $20,228,350, $1, $1, $1, $1, $1, $1,653, $72,602, $32,436,442, $101,954, $390,786, $2,326,146, $178,721, $11,801,893, $7,946,487, $0, $1, $10,501,327, $0, $0, $26,121,241, $7,813,628, $6,201,001, $13,522,509, $0, $985,021, $1,182,233, $8,857,693, $4,334,329, $2,659,244, $4,407,451, $9,815,042, $2,272,585, $2,979,439, $11,869,263, $16,230,878, $78,437, $1, $6,287,744, $1,089,799, $219,478, $1,417,651, $14,535,874, $3,905,000, $8,866,854, $7,032,330, $4,786,011, $47,063,454, $341,517, $1, $6,075,547, $1,880,478, $12,365,006, $0, $1, $2,034,000, $14,010,246, $1, $115,252, $9,878,807, $1,328,713, $506,700, $6,648,088, $0, $23,182,194, $4,561,982, $5,324,429, $5,044,156, $0, $1,064,790, $14,778,990, $1, $8,177,565, $5,364,532, $7,255,319, $675,000, $4,578,034, $4,741,299, $3,230,358, $0, $16,047,936, $5,971, $0, $6,165,000, $9,430,174, $9,111,918, $0, $10,259,987, $3,825,000, $2,700,000, $918,750, $200,000, $2,460,466, $5,062,127, $1, $1,087,036, $657,000, $31,463, $6,432,050, $279,000, $16,655,926, $6,748,350, $7,522,003, $954, $26,410,155, $0, $1,251,976, $1, $1,512,685, $1,504,577, $3,681,362, $867,750, $465,500, $1, $1, $330,000, $8,887,500, $3,105,000, $7,506,328, $4,241,676, $1, $5,452,592, $0, $1, $5,110,807, $0, $18,015,410, $18,137,984, $14,586,019, $1, $11,483,556, $6,811,857, $500,000, $8,447,500, $1, $12,102,241, $0, $1, $5,201,153, $2,637,866, $4,634,697, $43,755,961, $1,471,422, $13,782,147, $1, $2,691,549, $9,636,558, $1,009,235, $1,056,443, $0, $7,108,572, $2,922,966, $9,372,271, $1, $18,029,412, $396,311, $4,594,420, $6,669,487, $0, $1,198,548, $443,693, $1,352,050, $16,075,269, $1, $1, $10,702,528, $5,847,475, $0, $11,636,448, $9,140,988, $2,111,416, $1, $20,866,704, $0, $9,546,095, $7,131,553, $0, $20,136,634, $4,905,156, $932,047, $0, $19,142,756, $0, $3,767,553 and $17,384,421, respectively, totaling $7,495,116,659.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

[d]	Non-income producing.

[e]	Investment has been committed to but has not been fully funded by the Fund.

[f]	Security or a portion thereof is unsettled at March 31, 2022.

Legend:

£ - British Pound

€ - Euro

E - EURIBOR

L - LIBOR

zl - Polish Zloty

S - Sterling Overnight Interbank Average Rate

SF - Secured Overnight Financing Rate

SR - Stockholm Interbank Offered Rate

Fr. - Swiss Franc

PIK - Payment-in-kind

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2022 (continued)

A summary of outstanding financial instruments at March 31, 2022 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
April 27, 2022	Bank of America	$57,676,732		€51,000,000	$56,990,752	$685,980
April 27, 2022	Bank of America	€86,000,000		$96,085,598	96,102,052	16,454
April 27, 2022	Bank of America	€86,000,000		$96,102,790	96,102,052	(738)
April 27, 2022	Barclays	$91,325,304		€80,000,000	89,397,258	1,928,046
April 27, 2022	Barclays	$92,452,274		€81,000,000	90,514,723	1,937,551
April 27, 2022	Barclays	$92,478,048		€81,000,000	90,514,723	1,963,325
April 27, 2022	Barclays	$57,676,002		€51,000,000	56,990,752	685,250
April 27, 2022	Barclays	€86,000,000		$96,100,580	96,102,052	1,472
April 27, 2022	Barclays	€86,000,000		$96,117,840	96,102,052	(15,788)
May 18, 2022	Barclays	$79,594,298		€70,000,000	77,968,852	1,625,446
May 18, 2022	Barclays	$79,594,998		€70,000,000	77,968,852	1,626,146
May 18, 2022	Barclays	$79,597,098		€70,000,000	77,968,852	1,628,246
May 18, 2022	Barclays	$79,373,866		€69,800,000	77,746,084	1,627,782
June 22, 2022	Bank of America	$90,302,795		€82,000,000	91,450,293	(1,147,498)
June 22, 2022	Bank of America	$90,216,080		€82,000,000	91,450,293	(1,234,213)
June 22, 2022	Bank of America	$82,504,195		£63,300,000	83,266,430	(762,235)
June 22, 2022	Bank of America	$90,313,972		€82,000,000	91,450,293	(1,136,321)
June 22, 2022	Bank of America	$88,668,319		€80,500,000	89,777,422	(1,109,103)
June 22, 2022	Bank of America	$90,326,280		€82,000,000	91,450,293	(1,124,013)
June 22, 2022	Bank of America	$90,332,053		€82,000,000	91,450,293	(1,118,240)
June 22, 2022	Bank of America	$82,490,009		£63,300,000	83,266,429	(776,420)
June 22, 2022	Bank of America	$82,256,112		£63,100,000	83,003,344	(747,232)
June 22, 2022	Bank of America	$82,509,062		£63,300,000	83,266,429	(757,367)
June 22, 2022	Bank of America	$90,243,181		€82,000,000	91,450,293	(1,207,112)
June 22, 2022	Bank of America	$76,373,247	Fr.	71,000,000	77,405,504	(1,032,257)
June 22, 2022	Bank of America	$66,781,967	zl	289,600,000	68,945,944	(2,163,977)
June 22, 2022	Barclays	$76,293,871	Fr.	71,000,000	77,405,504	(1,111,633)
June 22, 2022	Barclays	$66,859,997	zl	289,600,000	68,945,943	(2,085,946)
July 06, 2022	Bank of America	$96,402,165		€86,000,000	95,943,731	458,434
July 13, 2022	Barclays	$96,448,493		€86,000,000	95,976,745	471,748
July 20, 2022	Bank of America	$96,453,756		€86,000,000	96,011,132	442,624
July 27, 2022	Barclays	$96,502,483		€86,000,000	96,047,091	455,392
						$(1,976,197)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
March 31, 2022

Assets
Unaffiliated Private Equity Investments, at fair value (cost $4,927,025,584)	$7,162,853,857
Affiliated Private Equity Investments, at fair value (cost of $2,568,091,075)	3,456,295,621
Common stocks, at fair value (cost $138,564,191)	186,054,304
Asset-Backed Securities, at fair value (cost $62,959,837)	61,117,277
Cash and cash equivalents	1,174,478,161
Cash denominated in foreign currencies (cost $36,131,481)	36,386,378
Deposit for investments	138,513,080
Investment sales receivable	22,687,633
Unaffiliated dividends and interest receivable	3,862,957
Unrealized appreciation on forward foreign currency contracts	15,553,896
Other receivable	5,621,691
Prepaid assets	693,571
Total Assets	$12,264,118,426

Liabilities
Investment purchases payable	23,101,332
Distribution, servicing and transfer agency fees payable	12,844,189
Unrealized depreciation on forward foreign currency contracts	17,530,093
Repurchase amounts payable for tender offers	87,726,578
Due to broker	510,000
Incentive fee payable	14,587,637
Management fees payable	30,296,664
Dividends payable	4,925
Professional fees payable	984,756
Line of credit fees payable	2,311,667
Accounting and administration fees payable	2,979,953
Custodian fees payable	129,596
Other payable	33,749
Total Liabilities	$193,041,139

Commitments and contingencies (See note 11)

Net Assets	$12,071,077,287

Net Assets consists of:
Paid-in capital	$9,328,764,774
Distributable earnings (accumulated loss)	2,742,312,513
Total Net Assets	$12,071,077,287

Class A Units
Net assets	$6,367,380,537
Units outstanding	805,930,066
Net asset value per unit	$7.90
Class I Units
Net assets	$5,703,696,750
Units outstanding	704,280,328
Net asset value per unit	$8.10

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Year Ended March 31, 2022

Investment Income
Dividends from unaffiliated investments (net of $221,942 withholding tax)	$46,795,941
Dividends from affiliated investments	10,478,023
Interest from unaffiliated investments	60,229,359
Interest from affiliated investments	119,839
Transaction fee income from unaffiliated issuers	6,421,949
Transaction fee income from affiliated issuers	13,997,816
Other fee income	2,845,453
Total Investment Income	140,888,380

Operating Expenses
Incentive fees	185,356,773
Management fees	157,636,187
Professional fees	15,996,636
Line of credit fees	12,172,381
Accounting and administration fees	6,608,899
Board of Managers’ fees	549,503
Custodian fees	400,946
Insurance expense	390,480
Distribution and servicing fees
Class A Units	36,710,310
Transfer agency fees
Class A Units	1,405,887
Class I Units	946,646
Other expenses	719,029
Total Expenses	418,893,677

Net Investment Loss	(278,005,297)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	191,295,307
Net realized gain from affiliated investments	461,450,228
Net realized loss on foreign currency transactions	(2,770,570)
Net realized gain on forward foreign currency contracts	110,346,971
Net realized gain distributions from primary and secondary investments	133,209,400
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	961,876,873
Affiliated investments	73,630,401
Foreign currency translation	625,026
Forward foreign currency contracts	(22,341,419)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	1,907,322,217

Net Increase (Decrease) in Net Assets From Operations	$1,629,316,920

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(278,005,297)	$(175,876,505)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	893,531,336	171,096,846
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	1,013,790,881	1,921,915,198
Net increase in Net Assets resulting from operations	$1,629,316,920	$1,917,135,539

Distributions to Members from:
Distributable earnings	(635,114,301)	(110,076,216)
Total distributions to Members	$(635,114,301)	$(110,076,216)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$1,628,448,482	$549,269,558
Class I Units	1,383,887,488	556,145,741
Reinvestment of common Units
Class A Units	323,147,235	57,245,617
Class I Units	249,683,999	42,033,352
Redemption of common Units
Class A Units	(133,915,738)	(159,149,894)
Class I Units	(161,695,394)	(148,388,610)
Proceeds from shares issued in connection with the tax-free reorganization
Class A Shares	—	10,215
Class I Shares	—	64,572,607
Exchanges of common Units
Class A Units	(48,671,363)	(11,968,050)
Class I Units	48,671,363	11,968,050
Total increase in Net Assets resulting from capital transactions	$3,289,556,072	$961,738,586

Total increase in Net Assets	$4,283,758,691	$2,768,797,909

Net Assets at beginning of year	$7,787,318,596	$5,018,520,687
Net Assets at end of year	$12,071,077,287	$7,787,318,596

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Year Ended March 31, 2022

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$1,629,316,920
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(1,035,507,274)
Net change in unrealized appreciation on forward foreign currency contracts	22,341,419
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(893,531,336)
Purchases of Investments	(3,836,698,233)
Interest income pay-in-kind	(7,279,667)
Dividend income pay-in-kind	(2,091,264)
Proceeds from sales of investments	1,890,522,613
Net realized gain on forward foreign currency contracts	110,346,971
Net realized gain distributions from primary and secondary investments	133,209,400
Amortization of premium and accretion of discount	(1,906,203)
Increase in investment sales receivable	(8,409,459)
Increase in deposit of investments	(21,004,422)
Decrease in interest receivable	329,569
Increase in dividends receivable	(8,634)
Decrease in other receivable	7,067,496
Decrease in prepaid assets	685,715
Decrease in investment purchases payable	(24,026,649)
Increase in dividends payable	232
Decrease in due to broker	(22,310,000)
Increase in management fees payable	9,671,650
Increase in distribution, servicing and transfer agency fees payable	5,119,305
Increase in professional fees payable	671,259
Increase in line of credit fees	1,311,667
Increase in accounting and administrative fees payable	660,579
Decrease in tax free reorganization payable	(301,058)
Decrease in custodian fees payable	(23,986)
Decrease in other payable	(335,217)
Decrease in incentive fees payable	(36,737,896)
Net Cash (Used in) Operating Activities	(2,078,916,503)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	3,012,335,970
Distributions paid	(62,283,067)
Payments for Units redeemed	(269,841,862)
Net Cash Provided by Financing Activities	2,680,211,041

Net change in cash and cash equivalents	601,294,538

Effect of exchange rate changes on cash	(2,770,570)

Cash and cash equivalents at beginning of year	612,340,571
Cash and cash equivalents at end of year(1)	$1,210,864,539

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $1,174,478,161 and $36,386,378, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
Per Unit Operating Performance:(1)
Net asset value, beginning of year	$7.10	$5.32	$5.73	$5.51	$5.17
Income from investment operations:
Net investment income (loss)(2)	(0.24)	(0.20)	(0.10)	(0.05)	0.20
Net realized and unrealized gains (losses) on investments(2)	1.52	2.09	(0.14)	0.55	0.40
Net increase (decrease) in net assets resulting from operations	1.28	1.89	(0.24)	0.50	0.60
Distributions from:
Net investment income	—	—	—	(0.03)	(0.10)
Net realized gains	(0.48)	(0.11)	(0.17)	(0.25)	(0.16)
Total distributions	(0.48)	(0.11)	(0.17)	(0.28)	(0.26)
Net asset value, end of year	$7.90	$7.10	$5.32	$5.73	$5.51

Total Return(3)	18.12%	36.48%	(4.69)%	9.36%	11.65%

Ratios and supplemental data:
Net assets, end of year in thousands (000’s)	$6,367,381	$4,098,863	$2,705,680	$2,243,031	$1,725,576
Net investment income (loss) to average net assets before Incentive Fee	(1.29)%	(1.00)%	(0.52)%	0.15%	5.10%
Ratio of gross expenses to average net assets, excluding Incentive Fee(4)(5)	2.72%	2.77%	2.87%	2.84%	2.78%
Ratio of Incentive Fee to average net assets	1.88%	2.10%	1.15%	1.12%	1.31%
Ratio of gross expenses and Incentive Fee to average net assets(4)(5)	4.60%	4.87%	4.02%	3.96%	4.09%
Ratio of expense waivers to average net assets	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(5)	4.60%	4.87%	4.02%	3.96%	4.09%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	2.72%	2.77%	2.87%	2.84%	2.78%

Portfolio Turnover	20.77%	19.36%	13.35%	21.75%	23.58%

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(5)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2018
Per Unit Operating Performance:(1)
Net asset value, beginning of year	$7.21	$5.37	$5.75	$5.52	$5.18
Income from investment operations:
Net investment income (loss)(2)	(0.19)	(0.16)	(0.06)	(0.01)	0.25
Net realized and unrealized gain (loss) on investments(2)	1.56	2.11	(0.14)	0.56	0.38
Net increase (decrease) in net assets from operations	1.37	1.95	(0.20)	0.55	0.63
Distributions from:
Net investment income (loss)	—	—	(0.01)	(0.07)	(0.13)
Net realized gains (losses)	(0.48)	(0.11)	(0.17)	(0.25)	(0.16)
Total distributions	(0.48)	(0.11)	(0.18)	(0.32)	(0.29)
Net asset value, end of year	$8.10	$7.21	$5.37	$5.75	$5.52

Total Return after Incentive Fee(3)	18.95%	37.44%	(4.00)%	10.14%	12.42%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$5,703,697	$3,688,456	$2,312,841	$1,997,140	$1,556,972
Net investment income (loss) to average net assets before Incentive Fee	(0.56)%	(0.29)%	0.20%	0.86%	5.95%
Ratio of gross expenses to average net assets, excluding Incentive Fee(4)(5)	2.00%	2.05%	2.13%	2.12%	2.10%
Ratio of Incentive Fee to average net assets	1.89%	2.12%	1.14%	1.12%	1.33%
Ratio of gross expenses and Incentive Fee to average net assets(4)(5)	3.89%	4.17%	3.27%	3.24%	3.43%
Ratio of expense waivers to average net assets	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(5)	3.89%	4.17%	3.27%	3.24%	3.43%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	2.00%	2.05%	2.13%	2.12%	2.10%

Portfolio Turnover	20.77%	19.36%	13.35%	21.75%	23.58%

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(5)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has filed an application to register units of limited liability company interests in the Fund (“Units”) under the Securities Act of 1933 as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments including infrastructure. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”), Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”), and Partners Group Revolver Pooling PGPE, LLC (the “Revolver Subsidiary” and together with the Onshore Subsidiary and the Offshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers two classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). In the future it may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that holders of the Fund’s Units of any such class bear, and the distribution and service fees, if any, and other class specific expenses, if any, that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although each class of Units represents a pro-rata interest in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

On December 31, 2020, the Fund acquired all of the net assets of Partners Group Private Income Opportunities, LLC (the “Acquired Fund”), a closed-end management investment company, in a Tax-Free reorganization in exchange for Units, pursuant to a plan of Tax-Free reorganization approved by the Acquired Fund’s shareholders on December 14, 2020. For financial reporting and investor balance reporting purposes, assets received and Units issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to holders of Units for tax purposes.

For each Class A Shares of the Acquired Fund exchanged, the holder received 0.7164 Class A Units of the Fund.

For each Class I Shares of the Acquired Fund exchanged, the holder received 0.7094 Class I Units of the Fund.

The Fund received net assets from the Acquired Fund as the result of the Tax-Free reorganization as follows:

Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Tax-Free Reorganization	Net Assets of the Fund Immediately After Tax-Free Reorganization
$9,515,434	$64,582,822	$(1,563,380)	$6,706,541,721	$6,771,124,543

[1]	Unrealized Depreciation is included in the Net Assets Received amount shown above.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Adviser determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

In virtually every Private Equity Fund Investment made by the Fund (for the purposes of this paragraph an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee, at the end of the term of such investment, or at any other time. As a result, in the typical Private Equity Fund Investment made by the Fund, the Fund expects to realize on the value of its remaining investment through distributions resulting from the liquidation of the underlying assets of the Investee at the end of the investment’s term.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

2. Significant Accounting Policies (continued)

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used is the price within the bid-ask spread which is considered most representative of fair value at the end of the reporting period. The fair values of financial instruments traded in active markets may be discounted based upon lock-up restrictions.

The fair value of asset-backed securities is determined by price quotations from unaffiliated market markers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

c. Cash and Cash Equivalents

In order to maintain liquidity pending investment in Private Equity Investments, the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts. At times, the amounts held in these accounts may exceed applicable federally insured limits, if any. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to any significant credit risk on these accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of March 31, 2022, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	5
Brazilian Reals	1
Canadian Dollars	8
Danish Kroner	4
Euros	186
Indian Rupees	2
Japanese Yen	1
Norwegian Kroner	2
Philippine Peso	1
Pounds Sterling	36
Singapore Dollars	1
Swedish Kronor	4
Swiss Francs	3

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the year ended March 31, 2022, the Fund entered into 152 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $15,553,896 in unrealized appreciation and $17,530,093 in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $110,346,971 in net realized gains (losses) and $(22,341,419) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at March 31, 2022 are representative of contract amounts during the period.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to Direct Investments or unconsummated transactions.

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities and Direct Equity Investments where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from settlement date, except for securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date.

h. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

2. Significant Accounting Policies (continued)

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its technical merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity separate from its sole owner, the Fund, and thus is disregarded, for U.S. federal income tax purposes. The Revolver Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes. The Revolver Subsidiary is not subject to U.S. federal or state income taxes for the current period ended March 31, 2022.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of March 31, 2022, the tax years from the year 2017 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

During the fiscal year ended March 31, 2022, the Fund reclassified $95,080,211 from undistributed net investment income, $(169,429,308) of accumulated net realized gain (loss) on investments and forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

2. Significant Accounting Policies (continued)

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to disclosure requirements about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of March 31, 2022: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
Bank of America	$1,603,492	$1,603,492	$—	$—
Barclays	$13,950,404	$3,213,367	$—	$10,737,037

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[3]
Bank of America	$14,316,726	$1,603,492	$510,000	$12,203,234
Barclays	$3,213,367	$3,213,367	$—	$—

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

n. Recently Adopted Accounting Pronouncement

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to account for modifications as a continuance of the existing contract without additional analysis provided the changes to existing contracts are limited to changes to an approved benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Fund’s Adviser has assessed that the transition from LIBOR had no material impact on investment valuations, as was previously expected. All fund level credit facilities and hedging agreements that referenced a LIBOR rate have been amended accordingly to reference alternative reference rates once LIBOR ceases to be published.

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of March 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$186,054,304	$—	$—	$186,054,304
Asset-Backed Securities	—	—	61,117,277	61,117,277
Direct Investments:
Direct Equity	200,246,717	198,796,982	6,314,372,047	6,713,415,746
Direct Debt	—	—	979,534,628	979,534,628
Total Direct Investments*	$200,246,717	$198,796,982	$7,293,906,675	$7,692,950,374
Secondary Investments*	—	—	1,253,265,481	1,253,265,481
Primary Investments*	—	—	1,672,933,623	1,672,933,623
Total Investments	$386,301,021	$198,796,982	$10,281,223,056	$10,866,321,059

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

3. Fair Value Measurements (continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Foreign Currency Exchange Contracts**	$15,553,896	$—	$—	$15,553,896
Total Assets	$15,553,896	$—	$—	$15,553,896
Liabilities
Foreign Currency Exchange Contracts**	$17,530,093	$—	$—	$17,530,093
Total Liabilities	$17,530,093	$—	$—	$17,530,093
Total Investments net of Foreign Currency Exchange Contracts	$384,324,824	$198,796,982	$10,281,223,056	$10,864,344,862

*	Private Equity Investments are described in Note 2.b.
**	Forward Foreign Currency Exchange Contracts are described in Note 2.e

The following is a reconciliation of the amount of the account balances on April 1, 2021 and March 31, 2022 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2021	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of March 31, 2022
Asset-Backed Securities	$6,931,675	$—	$(1,800,879)	$55,982,895	$—	$3,586	$—	$61,117,277
Direct Investments: Direct Equity Investments	$3,924,823,290	$616,415,929	$585,347,467	$2,275,200,507	$(996,041,603)	$—	$(91,373,543)	$6,314,372,047
Direct Debt Investments	925,071,641	(2,951,865)	(15,554,960)	385,752,949	(314,685,575)	1,902,438	—	979,534,628
Total Direct Investments*	$4,849,894,931	$613,464,064	$569,792,507	$2,660,953,456	$(1,310,727,178)	$1,902,438	$(91,373,543)	$7,293,906,675
Secondary Investments*	621,558,441	(151,376)	258,632,194	545,598,930	(172,372,708)	—	—	1,253,265,481
Primary Investments*	1,143,534,791	(138,150)	311,653,057	534,529,529	(316,645,604)	—	—	1,672,933,623
Total	$6,621,919,838	$613,174,538	$1,138,276,879	$3,797,064,810	$(1,799,745,490)	$1,906,024	$(91,373,543)	$10,281,223,056

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the year ended March 31, 2022, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the year ended March 31, 2022 relating to investments in Level 3 assets still held at March 31, 2022 is $1,602,300,225, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of March 31, 2022:

Type of Security	Fair Value at March 31, 2022 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$61,117	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$114,368	Discounted cash flow	Discount factor	8.10% – 10.40% (9.41%)
	5,599,823	Market comparable companies	Enterprise value to EBITDA multiple	6.17x – 29.20x (15.92x)
	65,990	Market comparable companies	Price to book ratio	1.55x – 1.55x (1.55x)
	76,242	Exit price	Recent transaction price	n/a
	304,121	Recent financing/transaction	Recent transaction price	n/a
	1,739	Replacement cost	Recent transaction price	n/a
	4,565	Reported fair value	Reported fair value	n/a
	149,594	Market comparable companies	Enterprise value to sales multiple	3.50x – 12.00x (8.02x)
Direct Debt	$685,450	Broker quotes	Indicative quotes for an inactive market	n/a
	260,854	Discounted cash flow	Discount factor	7.50% – 32.02% (10.57%)
	1,003	Market comparable companies	Enterprise value to EBITDA multiple	18.10x – 18.10x (18.10x)
	6	Exit price	Recent transaction price	n/a
	32,222	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$2,985,552	Adjusted reported net asset value	Reported net asset value	n/a
	(59,353)	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

4. Revolving Credit Agreement

The Fund has a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc), NatWest Markets plc (successor of The Royal Bank of Scotland plc), Barclays Bank plc, UBS AG, and Bank of America, N.A. in the aggregate maximum principal amount of $950,000,000. The Fund anticipates that this LOC facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 3.25% and London Interbank Offered Rate (LIBOR) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (EURIBOR), and a commitment fee of 1.20% per annum on the daily unused portion. For the year ended March 31,

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

4. Revolving Credit Agreement (continued)

2022, the Fund did not have any borrowings and did not incur any interest expense under the LOC facility. In addition to the commitment fee under the LOC facility the Fund agrees to pay arrangement fees based on the rate agreed to with the various lenders, agency fees of $25,000 per annum, monitoring fees of $25,000 per annum and trustee fees of $15,000 per annum. The term of the LOC facility runs until February 2, 2024.

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Year Ended March 31, 2022		For the Year Ended March 31, 2021
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	210,813,126	$1,628,448,482	86,508,173	$549,269,558
Reinvestments	41,238,273	323,147,235	8,558,812	57,245,617
Repurchases	(17,138,227)	(133,915,738)	(24,514,376)	(159,149,894)
Class exchanges	(6,548,226)	(48,671,363)	(1,956,405)	(11,968,050)
Tax-free reorganization	—	—	1,527	10,215
Net increase (decrease)	228,364,946	$1,769,008,616	68,597,731	$435,407,446
Class I Units
Sales	175,831,506	$1,383,887,488	85,373,605	$556,145,741
Reinvestments	31,138,881	249,683,999	6,193,033	42,033,352
Repurchases	(20,386,448)	(161,695,394)	(22,780,212)	(148,388,610)
Class exchanges	6,431,511	48,671,363	1,933,355	11,968,050
Tax-free reorganization	—	—	9,513,907	64,572,607
Net increase (decrease)	193,015,450	$1,520,547,456	80,233,688	$526,331,140

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the year ended March 31, 2022, the Fund incurred $157,636,187 in management fees payable to the Adviser.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, expenses, and excluding contributions and withdrawals from the calculation of the Incentive Fee. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the year ended March 31, 2022, the Fund incurred $185,356,773 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the year ended March 31, 2022, the Adviser did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2022, the Fund increased the annual fee paid to each Independent Manager from $125,000 to $140,000. The Fund pays an additional, annual fee of $10,000 to the Chairman of the Board and the Chairman of the Audit Committee. In addition, the Fund reimburses the expenses of the Independent Managers in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of March 31, 2022:

	Shares/ Principal as of March 31, 2022	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of March 31, 2022	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
AAVAS Financiers Limited(3)	3,891,752	$147,751,158	$—	$(30,681,016)	$26,986,360	$(25,042,146)	$119,014,356	$(60)
Astorg Co-Invest SGG, FCPI(4)	—	72,814,487	—	(70,026,192)	42,649,162	(45,437,457)	—	—
Bock Capital JVco Nature S.à r.l.	12,590,000,000	—	149,423,941	—	—	42,446,368	191,870,309	—
Camelia Investment 1 Limited	6,768,704,045	196,294,018	—	(83,048)	1,953	(12,630,774)	183,582,149	—
CBI Parent, L.P.	1,145,918	114,591,806	15,996	—	—	(9,475,429)	105,132,373	—
Confluent Health, LLC	27,246	46,256,540	—	—	—	23,330,429	69,586,969	—
ECP Parent, LLC	105,520,023	115,508,099	7,120,999	—	—	44,365,308	166,994,406	—
EnfraGen, LLC	37,786	52,909,891	43,294	—	—	5,476,113	58,429,298	—
EQT Jaguar Co-Investment SCSp(4)	—	91,540,074	—	—	—	21,248,616	112,788,690	—
GlobalLogic Worldwide Holdings, Inc. (3)(4)	—	387,876,810	—	(407,500,482)	346,139,647	(326,515,975)	—	—
Green DC LuxCo Sarl	19,595,288	—	62,099,641	(967,000)	—	(1)	61,132,640	—
Huntress Co-Investment L.P.(4)	—	41,835,243	—	—	—	8,554,640	50,389,883	—
Icebox Holdco I Inc (4)	—	—	62,584,962	—	—	216,857	62,801,819	—
Icebox Parent LP (4)	—	—	184,782,100	(62,584,962)	—	5,393,782	127,590,920	—
Idera Parent, L.P.(4)	—	151,685,530	5,375	—	—	96,552,930	248,243,835	—
KPSKY Holdings, L.P.	61,566	—	61,566,000	—	—	2,809,872	64,375,872	—
Luxembourg Investment Company 285 S.à.r.l. S.à.r.l.(5)	14,865,773	66,217,773	—	—	—	5,012,758	71,230,531	—
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	37,576,907	—	—	—	8,144,923	45,721,830	—
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	—	—	—	—	1	—
Luxembourg Investment Company 414 S.à.r.l.	12,111,360	—	61,481,684	—	—	18,506,447	79,988,131	—
Luxembourg Investment Company 430 S.à.r.l.	50,548,848	—	78,953,581	(2,072,470)	(55,660)	1,617,640	78,443,091	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of March 31, 2022	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of March 31, 2022	Affiliated Income/ Accretion of Discount
May Co-Investment S.C.A.	1,059,375	$43,564,146	$75,121	$—	$—	$8,524,007	$52,163,274	$—
MHS Acquisition Holdings, LLC	34,242	698,103	—	—	—	(47,124)	650,979	—
MHS Blocker Purchaser L.P.(4)	—	53,976,725	—	—	—	(3,643,544)	50,333,181	—
Murra Warra Asset Hold Trust	13,186,543	24,490,555	—	—	—	(2,538,793)	21,951,762	87,715
Murra Warra Project Hold Trust	429,366	6,122,638	—	—	—	(634,696)	5,487,942	21,929
Murra Warra II Asset Hold Trust	5,402,025	1,838,690	6,926,641	(5,512)	186	5,876,003	14,636,008	—
Murra Warra II Project Hold Trust	10	459,673	1,731,660	(1,378)	47	1,469,000	3,659,002	—
OHCP IV SF COI, L.P.(4)	—	32,399,058	44,069	—	—	5,161,306	37,604,433	—
Onecall Holdings, L.P.(4)	—	156,945,548	—	(18,589,738)	—	36,171,196	174,527,006	10,368,379
Partners Terra Pte. Ltd.	1,787,445	—	1,867,514	—	—	(128,152)	1,739,362	—
Pharmathen GP S.à r.l.	1,103	—	1,773	—	—	(1,772)	1	—
Pharmathen Topco S.à r.l.	98,937,978	—	112,279,849	—	—	1,097,511	113,377,360	—
PG BRPC Investment, LLC	32,079	52,196,395	—	—	—	21,932,083	74,128,478	—
PG Esmeralda Pte. Ltd.	5,922,280	54,332,836	79,081	—	—	15,594,993	70,006,910	—
PG Delta Holdco, LLC	19,537	—	20,420,705	—	—	2,490,672	22,911,377	—
PG Investment Company 1 S.A.R.L	32,417,328	—	104,100,380	—	—	(3,806,858)	100,293,522	—
PG Lion Management Warehouse S.C.S(4)(5)	—	1,743,439	—	—	—	80,665	1,824,104	—
PG TLP S.à r.l.	6,377,426	—	101,243,477	(3,883,298)	(47,124)	5,179,956	102,493,011	—
PG Wave Limited	53,215,581	—	73,738,236	(1,440,858)	(27,672)	(2,226,521)	70,043,185	—
Polyusus Lux XVI S.a.r.l.	289,102,341	21,245,826	—	—	—	(10,274,123)	10,971,703	—
Quadriga Capital IV Investment Holding II L.P.(3)(4)	—	59,215,601	—	(62,216,486)	45,796,673	(42,795,788)	—	—
Root JVCo S.à r.l.	8,700,760	65,859,253	—	—	—	7,087,053	72,946,306	—
Safe Fleet Holdings LLC(3)(6)	3,900,000	2,859,481	3,881,955	(2,910,000)	6,656	16,414	3,854,506	119,899
SnackTime PG Holdings, Inc.	12	86,744,446	11,510	—	—	(16,287,485)	70,468,471	—
Specialty Pharma Holdings LP(4)	—	—	90,515,558	—	—	19,020,759	109,536,317	—
Surfaces SLP (SCSp)(4)	—	40,540,675	—	—	—	11,681,217	52,221,892	—
Thermostat Purchaser, L.P.(4)	—	—	71,817,900	—	—	925,517	72,743,417	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of March 31, 2022	Fair Value as of March 31, 2021	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of March 31, 2022	Affiliated Income/ Accretion of Discount
WHCG Purchaser, LP(4)	—	$—	$68,399,200	$—	$—	$(13,273,617)	$55,125,583	$—
Zenith Longitude Limited	6,682,671	—	149,888,161	—	—	162,405,621	312,293,782	—
Total Non-Controlled Affiliates		$2,228,091,425	$1,475,100,363	$(662,962,440)	$461,450,228	$73,630,401	$3,575,309,977	$10,597,862

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	As of March 31, 2022, the Fund no longer had ownership of five percent or more of outstanding voting securities.
(4)	Investment does not issue shares.
(5)	Luxembourg Investment Company 285 S.à.r.l., Luxembourg Investment Company 314 S.à.r.l. and PG Lion Management Warehouse S.C.S. are related to the same investment.
(6)	This investment is associated with OHCP IV SF COI, L.P.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a fixed monthly fee that is based upon average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the year ended March 31, 2022, the Fund incurred $6,608,899 in administration and accounting fees due to the Administrator.

9. Investment Transactions

Total purchases of investments for the year ended March 31, 2022 amounted to $3,836,698,233. Total distribution proceeds from sale, redemption, or other disposition of investments for the year ended March 31, 2022 amounted to $1,890,522,613. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of March 31, 2022.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of March 31, 2022, the Fund had funded $16,481,504,568 or 91.7% of the $17,964,177,061 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $8,078,864,920 of $8,420,509,153 in total commitments, (ii) Secondary Investments it had funded $1,522,644,776 of $1,803,111,066 in total commitments, and (iii) Primary Investments it had funded $6,879,994,872 of $7,740,556,842 in total commitments, in each case, as of March 31, 2022.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The investments in Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. Tax Information

Distributions to Members are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations that may differ in various (or significant) respects from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations.

The tax year of the Fund is the 12-month period ending on October 31.

For the tax year ended October 31, 2021, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$5,632,049,163	$1,496,130,643
Gross unrealized appreciation	4,733,319,114	11,343,467
Gross unrealized depreciation	(42,123,152)	(601,027)
Net unrealized investment appreciation	$4,691,195,962	$10,742,440

For the tax year ended October 31, 2021, the Fund made the following permanent book tax differences and reclassifications. These reclassifications were due to differences between book and tax accounting, primarily for total tax adjustment from basis difference, reversal of partnership distribution dividends, reversal of partnership book gain/loss, total book gain/loss recognized on partial sales and distribution re-designations. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Paid in capital excess of par value	$74,349,097
Distributable earnings (accumulated loss)	(74,349,097)

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2022 (continued)

13. Tax Information (continued)

For the tax year ended October 31, 2021, the Fund’s tax year end components of distributable earnings on a tax basis are as follows:

Late Year Ordinary Loss Deferral	$(227,299,732)
Net Tax Appreciation/(Depreciation)	4,691,213,762
Undistributed Capital Gains	538,794,351
Capital Loss Carryover Due to Merger	(1,492,411)

The tax character of distributions for the tax years ended 2021 and 2020, was as follows:

	2021	2020
Long-term capital gains	$635,114,301	$110,076,216

ASC Topic 740, “Accounting for Uncertainty in Income Taxes” (“ASC 740”) provides guidance on the accounting for and disclosure of uncertainty in tax position. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Based on its analysis of its tax position for all open tax years (the current and prior years, as applicable), the Adviser has concluded that the Fund does not have any uncertain tax positions that met the recognition or measurement criteria of ASC 740. Such open tax years remain subject to examination and adjustment by tax authorities.

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from October 1, 2021 through March 31, 2022 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2022.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,059.30	$21.10	4.11%
Class I Shares	$1,000.00	$1,063.00	$17.46	3.40%

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,004.44	$20.54	4.11%
Class I Shares	$1,000.00	$1,008.00	$17.00	3.40%

(*)

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 1, 2021.

(**)

Annualized ratio of expenses to average net assets for the period from October 1, 2021 through March 31, 2022. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Management (Unaudited)

INDEPENDENT MANAGERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER***
James F. Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Chairman and Manager	Since inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	1
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-2015); Professor Emeritus of Accounting, S.C. Johnson Graduate School of Management at Cornell University (2015-Present); Director, The General Electric Company (2002-2016).	1
Lewis R. Hood, Jr. Year of Birth: 1956 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since inception	Retired; Managing Director and Chief Investment Officer (CIO Emeritus from 2014), ERISA Plans, Prudential Insurance Company of America (2002-2015).	1
Stephen G. Ryan Year of Birth: 1959 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since inception	Professor of Accounting, Stern School of Business, New York University (1995-Present).	1

*	Each Manager serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act of 1934, as amended (the “Exchange Act”), or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

***	The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Management (Unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER OR OFFICER***
Robert Collins(1) Year of Birth: 1976 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager; President	Indefinite length—since inception	Partner Partners Group (2021–Present); Partners Group (2005–Present).	1
Helen Yankilevich Year of Birth: 1983 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Chief Operating Officer; Chief Financial Officer	Indefinite length—since 2021	Partners Group (2014-Present)	1
Brian Kawakami Year of Birth: 1950 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Chief Compliance Officer	Indefinite length—since inception	Manager, Brian Kawakami LLC (2015–Present).	1
Vilma DeVooght Year of Birth: 1977 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Secretary	Indefinite length—since 2021	Senior Compliance Officer, Partners Group (2021-Present); Senior Counsel, ALPS Fund Services, Inc. (2014-2021).	1

*	Each Manager serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

***	The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC.

(1)	Mr. Collins is deemed an “interested person” of the Fund due to his position as a Partner of the Adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.

Federal Tax Information (Unaudited)

For the tax year ended October 31, 2021, the amount of long-term capital gains designated by the Fund was $635,114,301.

Approval of Investment Management Agreement

At a meeting of the Board held on December 17, 2020, the Board, including a majority of the Independent Managers, approved by a unanimous vote the continuation of the Second Amended and Restated Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the renewal of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a further review of the information presented in the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Independent Managers considered, among other things: (1) the nature and quality of the advisory services rendered, including the complexity of the services provided; (2) the experience and qualifications of the personnel that provide such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs incurred by the Adviser and its affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Fund.

The Independent Managers concluded that the nature, extent, and quality of the services provided by the Adviser to the Fund is appropriate and consistent with the terms of the limited liability company agreement of the Fund, that the quality of those services is consistent with industry norms and that the Fund benefits from the Adviser’s management of the Fund’s investment program.

The Independent Managers noted that the performance of the Fund had been positive since inception.

The Independent Managers also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Independent Managers noted that the Adviser is part of a larger investment advisory group that advises other funds and individual investors with respect to private equity investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

The Independent Managers considered the costs of the services provided by the Adviser and the compensation and benefits received by the Adviser in providing services to the Fund. The Independent Managers reviewed the financial statements of the Adviser and the Adviser’s parent and a profitability analysis of the Adviser, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits were reasonable in relation to the nature and quality of the services provided to the Fund, taking into account the fees charged by other advisers for managing comparable funds. The Independent Managers also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund and the quality of services provided by the Adviser.

The Independent Managers considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Fund grows, economies of scale would be realized.

The Independent Managers considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Independent Managers determined that the information presented provided a sufficient basis upon which to approve the continuation of the Agreement and that the compensation and other terms of the Agreement were in the best interests of the Fund and its members.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Partners Group Private Equity (Master Fund), LLC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Partners Group Private Equity (Master Fund), LLC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For our affiliates to market to you	No	We do not share
For nonaffiliates to market to you	No	We do not share

Questions?	Call 1-877-748-7209

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy (continued)

What we do
How does Partners Group Private Equity (Master Fund), LLC protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Partners Group Private Equity (Master Fund), LLC collect my personal information?

We collect your personal information, for example, when you

● open an account

● provide account information

● give us your contact information

● make a wire transfer

● tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

European Union’s General Data Protection Regulation

In addition to the above information, where applicable, you have the following rights under the European Union’s General Data Protection Regulation (“GDPR”) and U.S. Privacy Laws, as applicable and to the extent permitted by law, to

● Check whether we hold personal information about you and to access such data (in accordance with our policy)

● Request the correction of personal information about you that is inaccurate

● Have a copy of the personal information we hold about you provided to you or another “controller” where technically feasible

● Request the erasure of your personal information

● Request the restriction of processing concerning you

The legal grounds for processing of your personal information is for contractual necessity and compliance with law.

If you wish to exercise your rights, please contact:

Partners Group Private Equity (Master Fund), LLC

1114 Avenue of the Americas

37th Floor

New York, New York 10036

Attn: Chief Compliance Officer

You are required to ensure the personal information we hold about you is up-to-date and accurate and you must notify us of any changes to the personal data you provided to us.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy (continued)

We retain your personal information for a period of at least five (5) years from the date on which you first invested in the Partners Group Private Equity (Master Fund), LLC for which personal data was provided or the date when you fully redeemed your investment. Thereafter, your personal information will be deleted (or otherwise erased or de-identified) any such personal data except as required or permitted by applicable law or regulation.

You also have the right to lodge a complaint with the appropriate regulatory authority with respect to issues you may have.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include companies with a Partners Group name, such as Partners Group (USA) Inc., investment adviser to the Fund and other funds, and Partners Group AG.

Controller

“Controller” means the natural or legal person, public authority, agency or other body which, alone or jointly with others, determines the purposes and means of the processing of personal data; where the purposes and means of such processing are determined by European Union or European Member State law, the controller or the specific criteria for its nomination may be provided for by European Union or European Member State law.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Partners Group Private Equity (Master Fund), LLC does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Partners Group Private Equity (Master Fund), LLC does not jointly market.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. Robert J. Swieringa is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $857,164 for 2021 and $938,500 for 2022.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2022.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2021 and $0 for 2022.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item are $769,300 for 2021 and $1,024,485 for 2022. The registrant's independent registered public accounting firm provides reasonable assurances on the correctness of the processes and procedures leading to the fair value of the investments calculated by Partners Group (USA) Inc. as well as the calculation itself, in accordance with their quarterly fair valuation process.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant's audit committee must pre-approve the audit and non-audit services of the independent registered public accounting firm prior to the independent registered public accounting firm’s engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 100%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $769,300 for 2021 and $1,024,485 for 2022.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICY

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between the adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Partners Group (USA) Inc. (the “Adviser”) is the investment manager to the Partners Group Private Equity (Master Fund), LLC (the “Fund”). All proxy voting responsibilities of the Fund are performed by the Adviser, with the assistance of the Administrator of the Fund. The Adviser utilizes Glass Lewis Europe Limited, a subsidiary of Glass Lewis & Co. ("Proxy Firm"), to administer the voting of the Fund's proxies.

This policy is designed to address the Adviser’s obligations with respect to the Fund under Rule 206(4)-6 of the Advisers Act.

The Adviser shall vote the proxies appurtenant to all shares of corporate stock or ownership interest owned by the Fund for which it serves as adviser, and the Adviser shall vote said proxies in accordance with the proxy voting policies set forth herein.

1.	Scope of Policy

The Adviser acts as fiduciary in relation to the portfolio of the Fund and the assets thus entrusted to the Adviser’s management. Where the assets placed in the Adviser’s care include shares of corporate stock or ownership interest, and except where the Fund has expressly reserved to itself or another party the duty to vote proxies, it is the Adviser’s duty as a fiduciary to vote all proxies relating to such shares.

The Adviser has an obligation to vote all proxies received from shares of corporate stock or ownership interest owned by its client accounts in the best interests of those clients.1 In voting these proxies, the Adviser may not be motivated by, or subordinate the Fund's interests, to its own objectives or those of persons or parties unrelated to the Fund. The Adviser will endeavor to exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares or ownership interests owned by the Fund and received by the Adviser. The Adviser shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, the Adviser will seek to track all shareholder/interest holder meetings convened by companies whose shares are held in the Fund, identify all material issues presented to shareholder/interest holders at such meetings, formulate a reasonable position on each such issue and ensure that proxies pertaining to all shares or ownership interests owned in client accounts are voted in accordance with such determinations.

In addition, the Adviser has engaged the services of the Proxy Firm, an independent third party, to cast proxy votes according to the Adviser’s established guidelines. The Proxy Firm will be required to promptly notify the Adviser of any proxy issues that do not fall under the guidelines set forth below. The Adviser does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

2.	Proxy Guidelines

The Adviser’s general policy is to support proposals that maintain or enhance (i) the economic value of the issuer and (ii) the rights and interests of shareholders/interest holders, and to oppose proposals that are inconsistent with these objectives. Accordingly, proxy proposals are typically handled as set forth below, provided that the Adviser may deviate from such general guidelines if it reasonably determines that doing so is in the best interest of shareholders/ interest holders in a particular case.

I.	Election of Board of Directors

•	The Adviser will generally vote in support of management’s nominees for the board of directors, and in favor of proposals that support board independence.

II.	Appointment of Independent Auditors

•	The Adviser will generally support the recommendation of the relevant board of directors.

III.	Issues of Corporate Structure and Shareholder/Interest Holder Rights

•	The Adviser generally supports proposals designed to maintain or enhance shareholder/interest holder rights and/or value, such as the following:

o	Management proposals for approval of stock/interest repurchase programs or stock splits (including reverse splits).

1	For purposes of this policy, opportunities to vote on matters raised in connection with the Fund investments or direct private investments are considered to be proxies.

o	Proposals supporting shareholder/interest holders rights (i) to vote on shareholder/interest holder rights plans (poison pills), (ii) to remove supermajority voting provisions and/or (iii) to call special meetings and to act by written consent.

•	The Adviser does not support obstacles erected by corporations to prevent mergers or takeovers, as it considers that such actions may depress the corporation’s marketplace value. Accordingly, the Adviser generally votes against management on proposals such as the following:

o	Anti-takeover and related provisions that serve to prevent the majority of shareholder/interest holders from exercising their rights or effectively deter appropriate tender offers and other offers.

o	Shareholder/interest holder rights plans (poison pills) that allow the board of directors to block appropriate offers to shareholder/interest holders or which trigger provisions preventing legitimate offers from proceeding.

o	Reincorporation in a jurisdiction which has more stringent anti-takeover and related provisions.

o	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholder/interest holders if triggered.

o	Establishment of classified boards of directors.

•	The Adviser generally votes against management on proposals such as the following, which have potentially substantial financial or best interest impact:

o	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholder/interest holders.

o	Amendments to bylaws which would require super-majority shareholder/interest holder votes to pass or repeal certain provisions.

o	Elimination of shareholder/interest holders’ right to call special meetings.

o	Excessive compensation.

o	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy.

o	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions

•	The Adviser evaluates Mergers and Acquisitions on a case-by-case basis, and will use its discretion to vote in a manner that it believes will maximize shareholder/interest holder value.

V.	Executive and Director Equity-Based Compensation

•	The Adviser is generally in favor of properly constructed equity-based compensation arrangements. The Adviser will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive. However, the Adviser may oppose management proposals that could potentially significantly dilute shareholder/interest holders’ ownership interests in the corporation, or which it considers unreasonable.

VI.	Corporate Social and Policy Issues

•	With respect to the wide variety of corporate and social policy issues for which voting may be required, the Adviser generally supports proposals that are designed to enhance the economic value of the issuer, provided such policies are not inconsistent with the principles of socially responsible investing adopted by the Adviser.

VII.	Matters Arising in Respect of Private Market Investments

•	Matters arising in respect of direct investments will be considered on a case-by-case basis. The Adviser will vote on or consent to such matters in a manner that is consistent with the general policy and principles outlined above. The basis for the voting decision and any recommendation the Adviser may receive from its affiliates or advisers, including the basis for the determination that the decision is in the best interests of the Fund and the Adviser’s other clients, shall be formalized in writing.

3.	Conflicts

From time to time, the Adviser will review a proxy which presents a potential material conflict. As a fiduciary to its clients, the Adviser takes these potential conflicts very seriously. While the Adviser’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by the Adviser’s potential conflict, there are a number of courses the Adviser may take including, but not limited to, delegating the vote to the Proxy Firm. The final decision about which course to follow shall be made by the Adviser’s investment committee.

When the matter clearly corresponds to one of the proposals enumerated above, casting a vote which simply follows the Adviser’s pre-determined policy would eliminate the Adviser’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that the Adviser believes more active involvement is necessary, the Adviser may delegate the vote to the Proxy Firm to determine the appropriate vote.

Alternatively, in certain situations the Adviser’s investment committee may determine that delegating the vote to the Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the investment committee shall make a decision about the voting of the proxy. The basis for the voting decision, and any recommendation the Adviser may receive from its affiliates or advisers, including the basis for the determination that the decision is in the best interests of the Fund and the Adviser’s other clients, shall be formalized in writing.

4.	Proxy Voting Procedures

The following describes the standard procedures that are to be followed with respect to carrying out the Adviser's proxy policy. The execution of these procedures may be delegated in whole or in part.

1.	When a proxy vote is called for, all relevant information in the proxy materials will be recorded by the Adviser in a database.

2.	The Adviser will confirm the Fund's holdings of the securities and that the Fund is eligible to vote.

3.	The Adviser will review the proxy and if necessary compile information relating to such proxy. The Adviser will consider whether there are any conflicts or other issues that warrant the delegating the vote to the Proxy Firm.

4.	In determining how to vote, the Adviser will consider the guidelines set forth above, the Adviser’s knowledge of the company, and the recommendations (if any) put forth by the Proxy Firm or an affiliate.

5.	The Adviser will maintain the documentation that supports its voting position. In particular, as to non-routine, materially significant or controversial matters, such documentation will describe the position taken, why that position is in the best interest of the Fund, an indication of whether the Adviser supported or did not support management and/or any other relevant information.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Adviser may review the proxy to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Adviser will endeavor to submit its vote on all proxies in a timely fashion, in sufficient time for the vote to be lodged to the extent the Adviser has had an opportunity to follow its Proxy Policy.

8.	The Adviser will retain (i) a copy of each proxy statement that the Adviser receives regarding the Fund's securities; (ii) a record of each vote cast by the Adviser on behalf of the Fund; (iii) a copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of the Fund or that memorializes the basis for that decision; (iv) a copy of each written client request for information on how the Adviser voted proxies on behalf of the Fund, and (v) a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting Fund investor.

9.	The Adviser will periodically review these policies and procedures to ensure compliance.

5.	Obtaining proxy voting information

To obtain information on how the Adviser voted proxies, Fund investors may contact:

Partners Group Private Equity (Master Fund), LLC

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

Attn: Chief Compliance Officer

Re: Proxy voting information request

6.	Recordkeeping

The Fund and Adviser shall retain their (i) proxy voting policies and procedures; (ii) proxy statements received regarding portfolio securities of the Fund; (iii) records or votes it casts on behalf of the Fund; (iv) records of Fund investor requests for proxy voting information and responses to such requests, and (v) any documents prepared by the Adviser that are material in making a proxy voting decision. Such records may be maintained with a third party, such as the Proxy Firm, that will provide a copy of the documents promptly upon request.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee of Partners Group (USA) Inc. (the "Adviser"), who are primarily responsible for the day-to-day portfolio management of the Partners Group Private Equity (Master Fund), LLC as of June 1, 2022:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Hal Avidano	Managing Director	Since 2016	Managing Director (2017-Present); Partners Group (2008-Present).	Portfolio Management
Robert M. Collins	Partner	Since Inception*	Partner, Partners Group (2021-Present); Partners Group (2005-Present); Director, Partners Group (Canada) Inc. (2019-Present); Director, Partners Group (USA) Impact (2014-Present); Director, Partners Group (USA) Inc. (2019-Present).	Portfolio Management
Tom Stein	Managing Director	Since 2021	Managing Director, Partners Group (2018-Present); Partners Group (2018-Present); Guggenheim Partners, (2013-2018).	Portfolio Management
Adam Howarth	Managing Director	Since Inception**	Partner, Partners Group (2022-Present); Partners Group (2007-Present).	Portfolio Management
Joel Schwartz	Partner	Since 2015	Partner, Partners Group (2017-Present); Partners Group (2013-Present).	Portfolio Management
Anthony Shontz	Managing Director	Since 2012	Partner, Partners Group (2022-Present); Partners Group (2007-Present); Director, Partners Group (USA) Inc. (2018-Present).	Portfolio Management
Todd Bright	Partner	Since 2016	Partner, Partners Group (2018-Present); Partners Group (2014-Present); Director, Partners Group (USA) Inc. (2018-Present).	Portfolio Management
Ron Lamontagne	Managing Director	Since 2016	Managing Director, Partners Group (2015-Present); Partners Group (2015-Present).	Portfolio Management

*	Mr. Collins served as a portfolio manager for the registrant from 2009-2012, Chief Financial Officer since inception-2014 and President from 2014-present.

**	Mr. Howarth served as a portfolio manager for the registrant from 2009-2011 and as deputy portfolio manager from 2014-2018.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Partners Group Private Equity (Master Fund), LLC, for which the members of the Investment Committee of the Investment Adviser are jointly and primarily responsible for the day-to-day portfolio management as of March 31, 2022:

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Hal Avidano	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Robert M. Collins	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Tom Stein	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Adam Howarth	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Joel Schwartz	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Anthony Shontz	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Todd Bright	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion
Ron Lamontagne	Zero accounts	Zero accounts	Zero accounts	Zero accounts	9 pooled investment vehicles with a value of $2.843 billion	32 accounts with a value of $4.603 billion

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is a listed company with major ownership by its employees. The ownership structure is designed to motivate and retain employees.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Adviser indirectly in the Master Fund as of March 31, 2022:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Hal Avidano	None
Robert M. Collins	Over $1,000,000
Tom Stein	None
Adam Howarth	$100,001 - $500,000
Joel Schwartz	None
Anthony Shontz	None
Todd Bright	None
Ron Lamontagne	None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 7, 2022

By (Signature and Title)*	/s/ Helen Yankilevich
Helen Yankilevich, Chief Financial Officer
(Principal Financial Officer)

Date:	June 7, 2022

*	Print the name and title of each signing officer under his or her signature.